Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Ultimus Managers Trust
Entity Central Index Key	0001545440
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000229483
Shareholder Report [Line Items]
Fund Name	Westwood Quality Value Fund
Class Name	Institutional Shares
Trading Symbol	WHGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Quality Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/quality-value-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/quality-value-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$31	0.64%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Westwood Quality Value Fund underperformed its primary and representative benchmarks, the Russell 3000 and Russell 1000 Value, in the reporting period. Early gains reversed sharply, with declines triggered by concerns surrounding the impact of economic policy on long-term growth.

The top sectors on a relative basis were Consumer Discretionary and Financials, due to stock selection. Consumer Discretionary returns were driven by restaurants and demand for home improvement and auto supply retailers. The Financials sector showed gains from large banks and insurers.

Information Technology and Industrials were the worst performers on a relative basis, again due mainly to stock selection. Information Technology was impacted by valuation compression and geopolitical tensions. Industrials underperformed due to higher input costs and tariff uncertainty.

Darden Restaurants Inc. (DRI) and O’Reilly Automotive Inc. (ORLY) led in Consumer Discretionary. Darden rose after reporting consecutive quarters of sales growth and revising its sales outlook after completing the acquisition of Chuy’s. O’Reilly gained after reporting strong financial results, reaffirming store expansion plans and maintaining same-store sales guidance.

Visa Inc. (V) led Financials after reporting continued growth in payment volume and processed transactions. Progressive Corp. (PGR) rose after a positive earnings report showed improved underwriting profitability and increased policy growth for the insurer.

In Information Technology, Microchip Technology Inc. (MCHP) fell after reporting declines in financial performance and the impact of tariffs, the latter a factor that also contributed to the underperformance of Marvell Technology Inc. (MRVL).

In Industrials, Boise Cascade Co. (BCC) fell on weak housing data and falling lumber prices. CACI International Inc. (CACI) also declined during the period due to concerns over federal cost cuts affecting defense contracts.

Line Graph [Table Text Block]
	Westwood Quality Value Fund - Institutional Shares	Russell 1000® Value Index	Russell 3000® Index
Apr-2015	$100,000	$100,000	$100,000
Apr-2016	$100,704	$99,596	$99,824
Apr-2017	$114,659	$116,080	$118,374
Apr-2018	$130,365	$124,789	$133,819
Apr-2019	$141,134	$136,099	$150,789
Apr-2020	$133,473	$121,110	$149,219
Apr-2021	$181,074	$176,730	$225,199
Apr-2022	$187,553	$179,059	$218,186
Apr-2023	$192,061	$181,231	$221,465
Apr-2024	$214,055	$205,556	$270,854
Apr-2025	$221,867	$223,132	$301,735

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Quality Value Fund - Institutional Shares	3.65%	10.70%	8.30%
Russell 1000® Value Index	8.55%	13.00%	8.36%
Russell 3000® Index	11.40%	15.12%	11.68%

AssetsNet	$ 177,649,098
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 416,873
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$177,649,098 Number of Portfolio Holdings47 Advisory Fee (net of waivers)$416,873 Portfolio Turnover34%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.6%
Money Market Funds	3.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Materials	1.7%
Money Market	3.4%
Real Estate	5.0%
Energy	5.1%
Consumer Discretionary	5.2%
Utilities	5.9%
Consumer Staples	7.4%
Communications	7.7%
Health Care	9.7%
Industrials	13.4%
Technology	16.3%
Financials	20.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	3.8%
JPMorgan Chase & Company	3.5%
Abbott Laboratories	3.0%
Union Pacific Corporation	3.0%
UnitedHealth Group, Inc.	2.8%
Visa, Inc. - Class A	2.6%
T-Mobile US, Inc.	2.6%
Walt Disney Company (The)	2.6%
Progressive Corporation (The)	2.6%
Walmart, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective June 30, 2025, Mr. Corey Henegar, CFA, Senior Vice President, Portfolio Manager and Senior Research Analyst of Westwood Management Corp., became a member of the portfolio management team of the Westwood Quality Value Fund, joining Ms. Lauren Hill, Mr. Matthew Lockridge and Mr. Michael Wall, who will continue as members of the Fund’s portfolio team.

C000229481
Shareholder Report [Line Items]
Fund Name	Westwood Quality Value Fund
Class Name	A Class Shares
Trading Symbol	WWLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Quality Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/quality-value-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/quality-value-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$40	0.81%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Westwood Quality Value Fund underperformed its primary and representative benchmarks, the Russell 3000 and Russell 1000 Value, in the reporting period. Early gains reversed sharply, with declines triggered by concerns surrounding the impact of economic policy on long-term growth.

The top sectors on a relative basis were Consumer Discretionary and Financials, due to stock selection. Consumer Discretionary returns were driven by restaurants and demand for home improvement and auto supply retailers. The Financials sector showed gains from large banks and insurers.

Information Technology and Industrials were the worst performers on a relative basis, again due mainly to stock selection. Information Technology was impacted by valuation compression and geopolitical tensions. Industrials underperformed due to higher input costs and tariff uncertainty.

Darden Restaurants Inc. (DRI) and O’Reilly Automotive Inc. (ORLY) led in Consumer Discretionary. Darden rose after reporting consecutive quarters of sales growth and revising its sales outlook after completing the acquisition of Chuy’s. O’Reilly gained after reporting strong financial results, reaffirming store expansion plans and maintaining same-store sales guidance.

Visa Inc. (V) led Financials after reporting continued growth in payment volume and processed transactions. Progressive Corp. (PGR) rose after a positive earnings report showed improved underwriting profitability and increased policy growth for the insurer.

In Information Technology, Microchip Technology Inc. (MCHP) fell after reporting declines in financial performance and the impact of tariffs, the latter a factor that also contributed to the underperformance of Marvell Technology Inc. (MRVL).

In Industrials, Boise Cascade Co. (BCC) fell on weak housing data and falling lumber prices. CACI International Inc. (CACI) also declined during the period due to concerns over federal cost cuts affecting defense contracts.

Line Graph [Table Text Block]
	Westwood Quality Value Fund - A Class Shares	Russell 1000® Value Index	Russell 3000® Index
Apr-2015	$9,701	$10,000	$10,000
Apr-2016	$9,746	$9,960	$9,982
Apr-2017	$11,073	$11,608	$11,837
Apr-2018	$12,553	$12,479	$13,382
Apr-2019	$13,555	$13,610	$15,079
Apr-2020	$12,780	$12,111	$14,922
Apr-2021	$17,310	$17,673	$22,520
Apr-2022	$17,874	$17,906	$21,819
Apr-2023	$18,272	$18,123	$22,146
Apr-2024	$20,321	$20,556	$27,085
Apr-2025	$21,027	$22,313	$30,174

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Quality Value Fund - A Class Shares
Without Load	3.47%	10.47%	8.04%
With Load*	0.39%	9.80%	7.72%
Russell 1000® Value Index	8.55%	13.00%	8.36%
Russell 3000® Index	11.40%	15.12%	11.68%

AssetsNet	$ 177,649,098
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 416,873
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$177,649,098 Number of Portfolio Holdings47 Advisory Fee (net of waivers)$416,873 Portfolio Turnover34%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.6%
Money Market Funds	3.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Materials	1.7%
Money Market	3.4%
Real Estate	5.0%
Energy	5.1%
Consumer Discretionary	5.2%
Utilities	5.9%
Consumer Staples	7.4%
Communications	7.7%
Health Care	9.7%
Industrials	13.4%
Technology	16.3%
Financials	20.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	3.8%
JPMorgan Chase & Company	3.5%
Abbott Laboratories	3.0%
Union Pacific Corporation	3.0%
UnitedHealth Group, Inc.	2.8%
Visa, Inc. - Class A	2.6%
T-Mobile US, Inc.	2.6%
Walt Disney Company (The)	2.6%
Progressive Corporation (The)	2.6%
Walmart, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

On February 7, 2025, the Fund converted its outstanding C Class Shares into A Class Shares and any shareholder owning C Class Shares of the Fund received A Class Shares of the Fund having an aggregate value equal to the aggregate value of the C Class Shares held immediately prior to the conversion.  Following this conversion, the Fund ceased offering C Class Shares.

Effective June 30, 2025, Mr. Corey Henegar, CFA, Senior Vice President, Portfolio Manager and Senior Research Analyst of Westwood Management Corp., became a member of the portfolio management team of the Westwood Quality Value Fund, joining Ms. Lauren Hill, Mr. Matthew Lockridge and Mr. Michael Wall, who will continue as members of the Fund’s portfolio team.

Updated Prospectus Phone Number	(877) 386-3944
Updated Prospectus Web Address	https://westwoodgroup.com/product/quality-value-fund/
C000240108
Shareholder Report [Line Items]
Fund Name	Westwood Quality Value Fund
Class Name	Ultra Shares
Trading Symbol	WHGQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Quality Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/quality-value-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/quality-value-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$27	0.56%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Westwood Quality Value Fund underperformed its primary and representative benchmarks, the Russell 3000 and Russell 1000 Value, in the reporting period. Early gains reversed sharply, with declines triggered by concerns surrounding the impact of economic policy on long-term growth.

The top sectors on a relative basis were Consumer Discretionary and Financials, due to stock selection. Consumer Discretionary returns were driven by restaurants and demand for home improvement and auto supply retailers. The Financials sector showed gains from large banks and insurers.

Information Technology and Industrials were the worst performers on a relative basis, again due mainly to stock selection. Information Technology was impacted by valuation compression and geopolitical tensions. Industrials underperformed due to higher input costs and tariff uncertainty.

Darden Restaurants Inc. (DRI) and O’Reilly Automotive Inc. (ORLY) led in Consumer Discretionary. Darden rose after reporting consecutive quarters of sales growth and revising its sales outlook after completing the acquisition of Chuy’s. O’Reilly gained after reporting strong financial results, reaffirming store expansion plans and maintaining same-store sales guidance.

Visa Inc. (V) led Financials after reporting continued growth in payment volume and processed transactions. Progressive Corp. (PGR) rose after a positive earnings report showed improved underwriting profitability and increased policy growth for the insurer.

In Information Technology, Microchip Technology Inc. (MCHP) fell after reporting declines in financial performance and the impact of tariffs, the latter a factor that also contributed to the underperformance of Marvell Technology Inc. (MRVL).

In Industrials, Boise Cascade Co. (BCC) fell on weak housing data and falling lumber prices. CACI International Inc. (CACI) also declined during the period due to concerns over federal cost cuts affecting defense contracts.

Line Graph [Table Text Block]
	Westwood Quality Value Fund - Ultra Shares	Russell 1000® Value Index	Russell 3000® Index
Nov-2022	$1,000,000	$1,000,000	$1,000,000
Apr-2023	$968,668	$983,948	$1,019,796
Apr-2024	$1,077,318	$1,116,013	$1,247,221
Apr-2025	$1,115,812	$1,211,435	$1,389,423

Average Annual Return [Table Text Block]
	1 Year	Since Inception (November 30, 2022)
Westwood Quality Value Fund - Ultra Shares	3.57%	4.64%
Russell 1000® Value Index	8.55%	8.27%
Russell 3000® Index	11.40%	14.60%

Performance Inception Date	Nov. 30, 2022
AssetsNet	$ 177,649,098
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 416,873
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$177,649,098 Number of Portfolio Holdings47 Advisory Fee (net of waivers)$416,873 Portfolio Turnover34%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.6%
Money Market Funds	3.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Materials	1.7%
Money Market	3.4%
Real Estate	5.0%
Energy	5.1%
Consumer Discretionary	5.2%
Utilities	5.9%
Consumer Staples	7.4%
Communications	7.7%
Health Care	9.7%
Industrials	13.4%
Technology	16.3%
Financials	20.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	3.8%
JPMorgan Chase & Company	3.5%
Abbott Laboratories	3.0%
Union Pacific Corporation	3.0%
UnitedHealth Group, Inc.	2.8%
Visa, Inc. - Class A	2.6%
T-Mobile US, Inc.	2.6%
Walt Disney Company (The)	2.6%
Progressive Corporation (The)	2.6%
Walmart, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective June 30, 2025, Mr. Corey Henegar, CFA, Senior Vice President, Portfolio Manager and Senior Research Analyst of Westwood Management Corp., became a member of the portfolio management team of the Westwood Quality Value Fund, joining Ms. Lauren Hill, Mr. Matthew Lockridge and Mr. Michael Wall, who will continue as members of the Fund’s portfolio team.

C000232438
Shareholder Report [Line Items]
Fund Name	Westwood Quality MidCap Fund
Class Name	Institutional Shares
Trading Symbol	WWMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Quality MidCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/quality-midcap-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/quality-midcap-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27	0.69%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Quality MidCap Fund underperformed its primary and representative benchmarks, the Russell 3000 and Russell Midcap Value, in the reporting period. Early equity market gains reversed sharply, with declines driven by concerns over stagflation and rising long-term interest rates.

On a relative basis, the top-performing sectors for the period were Materials and Consumer Staples. The Materials sector benefited from stock selection, and our overweight position in the sector was also beneficial. Our Consumer Staples selections outperformed those of the benchmark, while an overweight position was also a contributing factor.

Information Technology and Energy were the worst-performing sectors on a relative basis, both driven primarily by stock selection. Our overweight in semiconductors was detrimental in the Information Technology sector, while energy producers struggled as oil prices declined.

Franco-Nevada Corp. (FNV) and Crown Holdings Inc. (CCK) were the top performers in the Materials sector, both reporting strong financial results.

BJ’s Wholesale Club Holdings Inc. (BJ) was the top gainer in the Consumer Staples sector due to strong financial results, club expansion and membership growth. Church & Dwight Co. Inc. (CHD) also reported strong results, exceeding its outlook for sales growth and benefiting from strong international performance.

In the Information Technology sector, Microchip Technology Inc. (MCHP) fell after reporting declines in financial performance and due to the impact of tariffs, a factor that also contributed to the underperformance of Marvell Technology Inc. (MRVL).

The bottom two detractors in the Energy sector, Chord Energy Corp. (CHRD) and Diamondback Energy Inc. (FANG), faced headwinds from lower commodity prices during the period.

Line Graph [Table Text Block]
	Westwood Quality MidCap Fund - Institutional Shares	Russell 3000® Index	Russell Midcap® Value Index
Nov-2021	$100,000	$100,000	$100,000
Apr-2022	$97,400	$89,616	$98,144
Apr-2023	$100,075	$90,963	$94,734
Apr-2024	$115,352	$111,249	$108,078
Apr-2025	$116,175	$123,933	$113,743

Average Annual Return [Table Text Block]
	1 Year	Since Inception (November 30, 2021)
Westwood Quality MidCap Fund - Institutional Shares	0.71%	4.49%
Russell 3000® Index	11.40%	6.49%
Russell Midcap® Value Index	5.24%	3.84%

Performance Inception Date	Nov. 30, 2021
AssetsNet	$ 1,600,896
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,600,896 Number of Portfolio Holdings61 Advisory Fee (net of waivers)$0 Portfolio Turnover32%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Money Market Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Money Market	2.0%
Health Care	5.5%
Energy	5.6%
Consumer Staples	5.8%
Utilities	6.4%
Consumer Discretionary	7.3%
Real Estate	9.0%
Materials	13.7%
Financials	14.5%
Industrials	15.0%
Technology	15.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Marvell Technology, Inc.	2.6%
Pegasystems, Inc.	2.5%
Verra Mobility Corporation - Class A	2.4%
CACI International, Inc. - Class A	2.2%
Ulta Beauty, Inc.	2.1%
Federal Realty Investment Trust	2.1%
Intercontinental Exchange, Inc.	2.1%
Axalta Coating Systems Ltd.	2.1%
CDW Corporation	2.1%
BWX Technologies, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.
C000229480
Shareholder Report [Line Items]
Fund Name	Westwood Quality SMidCap Fund
Class Name	Institutional Shares
Trading Symbol	WHGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Quality SMidCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smidcap-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/quality-smidcap-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$39	0.83%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Quality SMidCap Fund underperformed its primary and representative benchmarks, the Russell 3000 and Russell 2500 Value, during the period. Small-cap stocks struggled during the period, while mid-caps held up slightly better. Both indexes declined more than 20% from their highs but rebounded in late April.

On a relative basis, the top-performing sectors were Industrials and Materials, supported by stock selection. The Industrials sector posted a negative absolute return for the period but stock selection was beneficial. The Materials sector was a similar story, outperformance at the stock level was supportive to relative performance.

The Energy and Financials sectors were the largest detractors on a relative basis. The Energy sector declined in tandem with oil price volatility and demand uncertainty; our stocks fared worse than those of the index. The Financials sector also struggled as stock selection was a key part of the negative contribution.

In the Industrials sector, shares of defense contractor Kratos Defense & Security Solutions Inc. (KTOS) advanced after an analyst upgrade on the strength of a $1.5 billion, five-year government contract for hypersonic testing. H&E Equipment Services Inc. (HEES) gained after agreeing to be purchased by Herc Holdings Inc.

In Materials, Royal Gold Inc. (RGLD) rose as the company announced another dividend increase and issued its 2025 guidance. Crown Holdings Inc. (CCK) gained after reporting strong earnings and increasing its full-year guidance for 2025.

Weatherford International Plc (WFRD) and SM Energy Co. (SM) led the detractors in the Energy sector, declining due to the impact of lower commodity prices.

DigitalBridge Group Inc. (DBRG) and Glacier Bancorp Inc. (GBCI) were the largest detractors in Financials. DigitalBridge missed earnings expectations, and Glacier Bancorp experienced a decrease in total loans and an increase in credit loss allowance due to economic uncertainty.

Line Graph [Table Text Block]
	Westwood Quality SMidCap Fund - Institutional Shares	Russell 2500® Value Index	Russell 3000® Index
Apr-2015	$100,000	$100,000	$100,000
Apr-2016	$89,971	$98,045	$99,824
Apr-2017	$105,804	$118,304	$118,374
Apr-2018	$113,470	$126,556	$133,819
Apr-2019	$118,224	$131,969	$150,789
Apr-2020	$101,922	$103,063	$149,219
Apr-2021	$157,839	$177,972	$225,199
Apr-2022	$148,056	$171,382	$218,186
Apr-2023	$151,796	$162,294	$221,465
Apr-2024	$178,002	$187,021	$270,854
Apr-2025	$179,185	$190,945	$301,735

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Quality SMidCap Fund - Institutional Shares	0.66%	11.95%	6.01%
Russell 2500® Value Index	2.10%	13.13%	6.68%
Russell 3000® Index	11.40%	15.12%	11.68%

AssetsNet	$ 87,556,044
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 262,706
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$87,556,044 Number of Portfolio Holdings64 Advisory Fee (net of waivers)$262,706 Portfolio Turnover31%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.8%
Money Market Funds	1.2%

Sector Weighting (% of net assets)

Value	Value
Money Market	1.2%
Consumer Staples	3.9%
Utilities	4.5%
Energy	5.8%
Health Care	7.0%
Consumer Discretionary	8.3%
Technology	9.6%
Real Estate	11.1%
Materials	11.9%
Financials	17.6%
Industrials	19.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
IDACORP, Inc.	2.4%
BWX Technologies, Inc.	2.2%
TXNM Energy, Inc.	2.1%
Advanced Drainage Systems, Inc.	2.1%
MSA Safety, Inc.	2.1%
Hubbell, Inc.	2.1%
Rambus, Inc.	2.0%
Wintrust Financial Corporation	2.0%
Integer Holdings Corporation	2.0%
Domino's Pizza, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.
C000229479
Shareholder Report [Line Items]
Fund Name	Westwood Quality SMidCap Fund
Class Name	Ultra Shares
Trading Symbol	WWSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Quality SMidCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smidcap-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/quality-smidcap-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$32	0.68%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Quality SMidCap Fund underperformed its primary and representative benchmarks, the Russell 3000 and Russell 2500 Value, during the period. Small-cap stocks struggled during the period, while mid-caps held up slightly better. Both indexes declined more than 20% from their highs but rebounded in late April.

On a relative basis, the top-performing sectors were Industrials and Materials, supported by stock selection. The Industrials sector posted a negative absolute return for the period but stock selection was beneficial. The Materials sector was a similar story, outperformance at the stock level was supportive to relative performance.

The Energy and Financials sectors were the largest detractors on a relative basis. The Energy sector declined in tandem with oil price volatility and demand uncertainty; our stocks fared worse than those of the index. The Financials sector also struggled as stock selection was a key part of the negative contribution.

In the Industrials sector, shares of defense contractor Kratos Defense & Security Solutions Inc. (KTOS) advanced after an analyst upgrade on the strength of a $1.5 billion, five-year government contract for hypersonic testing. H&E Equipment Services Inc. (HEES) gained after agreeing to be purchased by Herc Holdings Inc.

In Materials, Royal Gold Inc. (RGLD) rose as the company announced another dividend increase and issued its 2025 guidance. Crown Holdings Inc. (CCK) gained after reporting strong earnings and increasing its full-year guidance for 2025.

Weatherford International Plc (WFRD) and SM Energy Co. (SM) led the detractors in the Energy sector, declining due to the impact of lower commodity prices.

DigitalBridge Group Inc. (DBRG) and Glacier Bancorp Inc. (GBCI) were the largest detractors in Financials. DigitalBridge missed earnings expectations, and Glacier Bancorp experienced a decrease in total loans and an increase in credit loss allowance due to economic uncertainty.

Line Graph [Table Text Block]
	Westwood Quality SMidCap Fund - Ultra Shares	Russell 2500® Value Index	Russell 3000® Index
Jul-2020	$1,000,000	$1,000,000	$1,000,000
Apr-2021	$1,431,258	$1,573,894	$1,325,302
Apr-2022	$1,346,616	$1,515,618	$1,284,027
Apr-2023	$1,382,270	$1,435,244	$1,303,326
Apr-2024	$1,623,651	$1,653,919	$1,593,982
Apr-2025	$1,637,635	$1,688,615	$1,775,719

Average Annual Return [Table Text Block]
	1 Year	Since Inception (July 31, 2020)
Westwood Quality SMidCap Fund - Ultra Shares	0.86%	10.95%
Russell 2500® Value Index	2.10%	11.67%
Russell 3000® Index	11.40%	12.86%

Performance Inception Date	Jul. 31, 2020
AssetsNet	$ 87,556,044
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 262,706
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$87,556,044 Number of Portfolio Holdings64 Advisory Fee (net of waivers)$262,706 Portfolio Turnover31%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.8%
Money Market Funds	1.2%

Sector Weighting (% of net assets)

Value	Value
Money Market	1.2%
Consumer Staples	3.9%
Utilities	4.5%
Energy	5.8%
Health Care	7.0%
Consumer Discretionary	8.3%
Technology	9.6%
Real Estate	11.1%
Materials	11.9%
Financials	17.6%
Industrials	19.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
IDACORP, Inc.	2.4%
BWX Technologies, Inc.	2.2%
TXNM Energy, Inc.	2.1%
Advanced Drainage Systems, Inc.	2.1%
MSA Safety, Inc.	2.1%
Hubbell, Inc.	2.1%
Rambus, Inc.	2.0%
Wintrust Financial Corporation	2.0%
Integer Holdings Corporation	2.0%
Domino's Pizza, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.
C000229476
Shareholder Report [Line Items]
Fund Name	Westwood Quality SmallCap Fund
Class Name	Institutional Shares
Trading Symbol	WHGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Quality SmallCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smallcap-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/quality-smallcap-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$43	0.93%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Quality SmallCap Fund underperformed its primary and representative benchmarks, the Russell 3000 and Russell 2000 Value, in the period. Small-cap stocks showed early gains, then sold off and eventually fell more than 20% from their peaks on economic growth concerns and fears of tariff impacts. Stocks rallied to close the period but ended well off their highs.

On a relative basis, the top-performing sectors were Health Care and Utilities. Returns in each sector benefited from a defensive rotation by investors seeking non-cyclical exposure. On an absolute basis, Utilities was the only sector posting positive returns.

The Financials and Energy sectors were the worst relative performers for the period. Financials were challenged by a rise in long-term interest rates and concerns about economic growth. Energy declined with oil price volatility and demand uncertainty.

In Health Care, Prestige Consumer Healthcare Inc. (PBH) rose after reporting record results and raising its full-year earnings outlook. Specialty chemical manufacturer Hawkins Inc. (HWKN) gained on improved performance in their Water Treatment segment and confidence in strategic acquisitions.

In Utilities, TXNM Energy Inc. (TXNM) advanced due to earnings growth and reaffirmed guidance; the company also announced it was to be acquired by a private equity firm. Avista Corp. (AVA) gained as it reported higher diluted earnings per share and initiated 2025 earnings guidance.

Atlantic Union Bankshares Corp. (AUB) led detractors, facing increased oversight from federal and state regulators after its merger with Sandy Spring. National Bank Holdings Corp. (NBHC) fell on declining net income and a fraud-related charge-off affecting earnings per share.

In Energy, Vital Energy Inc. (VTLE) reported poor results and issued disappointing production guidance for 2025. SM Energy Co. (SM) declined based on the impact of lower commodity prices.

Line Graph [Table Text Block]
	Westwood Quality SmallCap Fund - Institutional Shares	Russell 2000® Index	Russell 2000® Value Index	Russell 3000® Index
Apr-2015	$100,000	$100,000	$100,000	$100,000
Apr-2016	$92,346	$94,055	$96,291	$99,824
Apr-2017	$119,782	$118,160	$122,465	$118,374
Apr-2018	$134,209	$131,793	$130,462	$133,819
Apr-2019	$137,579	$137,871	$133,319	$150,789
Apr-2020	$110,145	$115,275	$101,530	$149,219
Apr-2021	$181,669	$201,630	$181,701	$225,199
Apr-2022	$162,038	$167,616	$169,734	$218,186
Apr-2023	$166,473	$161,506	$156,178	$221,465
Apr-2024	$187,410	$183,020	$178,088	$270,854
Apr-2025	$178,993	$184,621	$176,870	$301,735

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Quality SmallCap Fund - Institutional Shares	-4.49%	10.20%	5.99%
Russell 2000® Index	0.87%	9.88%	6.32%
Russell 2000® Value Index	-0.68%	11.74%	5.87%
Russell 3000® Index	11.40%	15.12%	11.68%

AssetsNet	$ 902,261,501
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 3,707,664
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$902,261,501 Number of Portfolio Holdings64 Advisory Fee (net of waivers)$3,707,664 Portfolio Turnover32%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.0%
Money Market Funds	1.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market	1.0%
Consumer Staples	3.9%
Utilities	5.0%
Health Care	5.9%
Energy	7.4%
Technology	7.6%
Materials	8.5%
Real Estate	10.8%
Consumer Discretionary	11.6%
Industrials	15.7%
Financials	22.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Everus Construction Group, Inc.	2.2%
Piper Sandler Companies	2.1%
Moog, Inc. - Class A	2.1%
First Bancorp	2.1%
Boise Cascade Company	2.1%
Seacoast Banking Corporation of Florida	2.1%
TXNM Energy, Inc.	2.0%
Simmons First National Corporation - Class A	2.0%
Plymouth Industrial REIT, Inc.	2.0%
GMS, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.
C000229475
Shareholder Report [Line Items]
Fund Name	Westwood Quality SmallCap Fund
Class Name	A Class Shares
Trading Symbol	WHGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Quality SmallCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smallcap-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/quality-smallcap-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$49	1.04%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Quality SmallCap Fund underperformed its primary and representative benchmarks, the Russell 3000 and Russell 2000 Value, in the period. Small-cap stocks showed early gains, then sold off and eventually fell more than 20% from their peaks on economic growth concerns and fears of tariff impacts. Stocks rallied to close the period but ended well off their highs.

On a relative basis, the top-performing sectors were Health Care and Utilities. Returns in each sector benefited from a defensive rotation by investors seeking non-cyclical exposure. On an absolute basis, Utilities was the only sector posting positive returns.

The Financials and Energy sectors were the worst relative performers for the period. Financials were challenged by a rise in long-term interest rates and concerns about economic growth. Energy declined with oil price volatility and demand uncertainty.

In Health Care, Prestige Consumer Healthcare Inc. (PBH) rose after reporting record results and raising its full-year earnings outlook. Specialty chemical manufacturer Hawkins Inc. (HWKN) gained on improved performance in their Water Treatment segment and confidence in strategic acquisitions.

In Utilities, TXNM Energy Inc. (TXNM) advanced due to earnings growth and reaffirmed guidance; the company also announced it was to be acquired by a private equity firm. Avista Corp. (AVA) gained as it reported higher diluted earnings per share and initiated 2025 earnings guidance.

Atlantic Union Bankshares Corp. (AUB) led detractors, facing increased oversight from federal and state regulators after its merger with Sandy Spring. National Bank Holdings Corp. (NBHC) fell on declining net income and a fraud-related charge-off affecting earnings per share.

In Energy, Vital Energy Inc. (VTLE) reported poor results and issued disappointing production guidance for 2025. SM Energy Co. (SM) declined based on the impact of lower commodity prices.

Line Graph [Table Text Block]
	Westwood Quality SmallCap Fund - A Class Shares	Russell 2000® Index	Russell 2000® Value Index	Russell 3000® Index
Sep-2019	$9,599	$10,000	$10,000	$10,000
Apr-2020	$8,115	$8,992	$8,349	$10,021
Apr-2021	$13,373	$15,728	$14,941	$15,123
Apr-2022	$11,913	$13,075	$13,957	$14,652
Apr-2023	$12,226	$12,598	$12,842	$14,873
Apr-2024	$13,748	$14,276	$14,644	$18,189
Apr-2025	$13,108	$14,401	$14,544	$20,263

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (September 3, 2019)
Westwood Quality SmallCap Fund - A Class Shares
Without Load	-4.66%	10.07%	5.66%
With Load*	-8.47%	9.17%	4.90%
Russell 2000® Index	0.87%	9.88%	6.66%
Russell 2000® Value Index	-0.68%	11.74%	6.84%
Russell 3000® Index	11.40%	15.12%	13.30%

Performance Inception Date	Sep. 03, 2019
AssetsNet	$ 902,261,501
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 3,707,664
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$902,261,501 Number of Portfolio Holdings64 Advisory Fee (net of waivers)$3,707,664 Portfolio Turnover32%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.0%
Money Market Funds	1.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market	1.0%
Consumer Staples	3.9%
Utilities	5.0%
Health Care	5.9%
Energy	7.4%
Technology	7.6%
Materials	8.5%
Real Estate	10.8%
Consumer Discretionary	11.6%
Industrials	15.7%
Financials	22.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Everus Construction Group, Inc.	2.2%
Piper Sandler Companies	2.1%
Moog, Inc. - Class A	2.1%
First Bancorp	2.1%
Boise Cascade Company	2.1%
Seacoast Banking Corporation of Florida	2.1%
TXNM Energy, Inc.	2.0%
Simmons First National Corporation - Class A	2.0%
Plymouth Industrial REIT, Inc.	2.0%
GMS, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.
Updated Prospectus Phone Number	(877) 386-3944
Updated Prospectus Web Address	https://westwoodgroup.com/product/quality-smallcap-fund/
C000229478
Shareholder Report [Line Items]
Fund Name	Westwood Quality SmallCap Fund
Class Name	C Class Shares
Trading Symbol	WHGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Quality SmallCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smallcap-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/quality-smallcap-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$83	1.79%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Quality SmallCap Fund underperformed its primary and representative benchmarks, the Russell 3000 and Russell 2000 Value, in the period. Small-cap stocks showed early gains, then sold off and eventually fell more than 20% from their peaks on economic growth concerns and fears of tariff impacts. Stocks rallied to close the period but ended well off their highs.

On a relative basis, the top-performing sectors were Health Care and Utilities. Returns in each sector benefited from a defensive rotation by investors seeking non-cyclical exposure. On an absolute basis, Utilities was the only sector posting positive returns.

The Financials and Energy sectors were the worst relative performers for the period. Financials were challenged by a rise in long-term interest rates and concerns about economic growth. Energy declined with oil price volatility and demand uncertainty.

In Health Care, Prestige Consumer Healthcare Inc. (PBH) rose after reporting record results and raising its full-year earnings outlook. Specialty chemical manufacturer Hawkins Inc. (HWKN) gained on improved performance in their Water Treatment segment and confidence in strategic acquisitions.

In Utilities, TXNM Energy Inc. (TXNM) advanced due to earnings growth and reaffirmed guidance; the company also announced it was to be acquired by a private equity firm. Avista Corp. (AVA) gained as it reported higher diluted earnings per share and initiated 2025 earnings guidance.

Atlantic Union Bankshares Corp. (AUB) led detractors, facing increased oversight from federal and state regulators after its merger with Sandy Spring. National Bank Holdings Corp. (NBHC) fell on declining net income and a fraud-related charge-off affecting earnings per share.

In Energy, Vital Energy Inc. (VTLE) reported poor results and issued disappointing production guidance for 2025. SM Energy Co. (SM) declined based on the impact of lower commodity prices.

Line Graph [Table Text Block]
	Westwood Quality SmallCap Fund - C Class Shares	Russell 2000® Index	Russell 2000® Value Index	Russell 3000® Index
Sep-2019	$10,000	$10,000	$10,000	$10,000
Apr-2020	$8,420	$8,992	$8,349	$10,021
Apr-2021	$13,773	$15,728	$14,941	$15,123
Apr-2022	$12,180	$13,075	$13,957	$14,652
Apr-2023	$12,405	$12,598	$12,842	$14,873
Apr-2024	$13,846	$14,276	$14,644	$18,189
Apr-2025	$13,106	$14,401	$14,544	$20,263

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (September 3, 2019)
Westwood Quality SmallCap Fund - C Class Shares
Without CDSC	-5.34%	9.25%	4.90%
With CDSC	-6.24%	9.25%	4.90%
Russell 2000® Index	0.87%	9.88%	6.66%
Russell 2000® Value Index	-0.68%	11.74%	6.84%
Russell 3000® Index	11.40%	15.12%	13.30%

Performance Inception Date	Sep. 03, 2019
AssetsNet	$ 902,261,501
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 3,707,664
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$902,261,501 Number of Portfolio Holdings64 Advisory Fee (net of waivers)$3,707,664 Portfolio Turnover32%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.0%
Money Market Funds	1.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market	1.0%
Consumer Staples	3.9%
Utilities	5.0%
Health Care	5.9%
Energy	7.4%
Technology	7.6%
Materials	8.5%
Real Estate	10.8%
Consumer Discretionary	11.6%
Industrials	15.7%
Financials	22.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Everus Construction Group, Inc.	2.2%
Piper Sandler Companies	2.1%
Moog, Inc. - Class A	2.1%
First Bancorp	2.1%
Boise Cascade Company	2.1%
Seacoast Banking Corporation of Florida	2.1%
TXNM Energy, Inc.	2.0%
Simmons First National Corporation - Class A	2.0%
Plymouth Industrial REIT, Inc.	2.0%
GMS, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.
C000229477
Shareholder Report [Line Items]
Fund Name	Westwood Quality SmallCap Fund
Class Name	Ultra Shares
Trading Symbol	WWSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Quality SmallCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/quality-smallcap-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/quality-smallcap-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$37	0.79%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Westwood Quality SmallCap Fund underperformed its primary and representative benchmarks, the Russell 3000 and Russell 2000 Value, in the period. Small-cap stocks showed early gains, then sold off and eventually fell more than 20% from their peaks on economic growth concerns and fears of tariff impacts. Stocks rallied to close the period but ended well off their highs.

On a relative basis, the top-performing sectors were Health Care and Utilities. Returns in each sector benefited from a defensive rotation by investors seeking non-cyclical exposure. On an absolute basis, Utilities was the only sector posting positive returns.

The Financials and Energy sectors were the worst relative performers for the period. Financials were challenged by a rise in long-term interest rates and concerns about economic growth. Energy declined with oil price volatility and demand uncertainty.

In Health Care, Prestige Consumer Healthcare Inc. (PBH) rose after reporting record results and raising its full-year earnings outlook. Specialty chemical manufacturer Hawkins Inc. (HWKN) gained on improved performance in their Water Treatment segment and confidence in strategic acquisitions.

In Utilities, TXNM Energy Inc. (TXNM) advanced due to earnings growth and reaffirmed guidance; the company also announced it was to be acquired by a private equity firm. Avista Corp. (AVA) gained as it reported higher diluted earnings per share and initiated 2025 earnings guidance.

Atlantic Union Bankshares Corp. (AUB) led detractors, facing increased oversight from federal and state regulators after its merger with Sandy Spring. National Bank Holdings Corp. (NBHC) fell on declining net income and a fraud-related charge-off affecting earnings per share.

In Energy, Vital Energy Inc. (VTLE) reported poor results and issued disappointing production guidance for 2025. SM Energy Co. (SM) declined based on the impact of lower commodity prices.

Line Graph [Table Text Block]
	Westwood Quality SmallCap Fund - Ultra Shares	Russell 2000® Index	Russell 2000® Value Index	Russell 3000® Index
Mar-2020	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Apr-2020	$1,126,280	$1,137,354	$1,123,356	$1,132,439
Apr-2021	$1,860,826	$1,989,379	$2,010,391	$1,709,066
Apr-2022	$1,661,728	$1,653,783	$1,877,988	$1,655,839
Apr-2023	$1,709,594	$1,593,498	$1,728,000	$1,680,725
Apr-2024	$1,927,694	$1,805,760	$1,970,423	$2,055,546
Apr-2025	$1,842,372	$1,821,559	$1,956,945	$2,289,909

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (March 31, 2020)
Westwood Quality SmallCap Fund - Ultra Shares	-4.43%	10.34%	12.78%
Russell 2000® Index	0.87%	9.88%	12.52%
Russell 2000® Value Index	-0.68%	11.74%	14.12%
Russell 3000® Index	11.40%	15.12%	17.71%

Performance Inception Date	Mar. 31, 2020
AssetsNet	$ 902,261,501
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 3,707,664
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$902,261,501 Number of Portfolio Holdings64 Advisory Fee (net of waivers)$3,707,664 Portfolio Turnover32%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.0%
Money Market Funds	1.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market	1.0%
Consumer Staples	3.9%
Utilities	5.0%
Health Care	5.9%
Energy	7.4%
Technology	7.6%
Materials	8.5%
Real Estate	10.8%
Consumer Discretionary	11.6%
Industrials	15.7%
Financials	22.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Everus Construction Group, Inc.	2.2%
Piper Sandler Companies	2.1%
Moog, Inc. - Class A	2.1%
First Bancorp	2.1%
Boise Cascade Company	2.1%
Seacoast Banking Corporation of Florida	2.1%
TXNM Energy, Inc.	2.0%
Simmons First National Corporation - Class A	2.0%
Plymouth Industrial REIT, Inc.	2.0%
GMS, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.
C000229075
Shareholder Report [Line Items]
Fund Name	Westwood Quality AllCap Fund
Class Name	Institutional Shares
Trading Symbol	WQAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Quality AllCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/quality-allcap-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/quality-allcap-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$28	0.58%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Westwood Quality AllCap Fund outperformed relative to its primary and representative benchmarks, the Russell 3000 and Russell 3000 Value. Early equity market gains reversed sharply, as major indexes fell more than 10% from their highs during the period, with declines driven by concerns over rising long-term interest rates and tariffs.

The Fund’s top-performing sectors, both on a relative and absolute basis, were Consumer Discretionary and Materials, both driven by stock selection. However, we were underweight both sectors, muting the impact of the stock gains.

The Industrials and Information Technology sectors were the biggest detractors, again driven by stock selection. While our selections underperformed, we were also overweight to the sector, further impacting relative returns.

Among the top holdings, O’Reilly Automotive Inc. (ORLY) and Domino’s Pizza Inc. (DPZ) drove performance in the Consumer Discretionary sector. O’Reilly gained throughout the period after reporting strong financial results, reaffirming its plan to open 200 to 210 net new stores in 2025 and maintaining full-year same-store sales guidance. Domino’s posted positive returns following strong results and the announcement of a new partnership with DoorDash.

In the Materials sector, Crown Holdings Inc. (CCK) rose on strong financial results, while Summit Materials Inc. (SUM) advanced after the announcement that it would be acquired by Quikrete Holdings, Inc.

In the Information Technology and Industrials sectors, L3Harris Technologies Inc. (LHX) and HP Inc. (HPQ) declined on falling revenue and margin pressures, respectively. Littelfuse Inc. (LFUS) and Delta Air Lines Inc. (DAL) rounded out the bottom performers for each sector despite strong financial results.

Line Graph [Table Text Block]
	Westwood Quality AllCap Fund - Institutional Shares	Russell 3000® Index	Russell 3000® Value Index
09/30/21	$100,000	$100,000	$100,000
04/30/22	$98,843	$94,220	$100,475
04/30/23	$106,613	$95,636	$101,145
04/30/24	$115,102	$116,964	$114,751
04/30/25	$124,603	$130,300	$124,053

Average Annual Return [Table Text Block]
	1 Year	Since Inception (September 30, 2021)
Westwood Quality AllCap Fund - Institutional Shares	8.25%	6.34%
Russell 3000® Index	11.40%	7.67%
Russell 3000® Value Index	8.11%	6.20%

Performance Inception Date	Sep. 30, 2021
AssetsNet	$ 20,134,371
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$20,134,371 Number of Portfolio Holdings52 Advisory Fee (net of waivers)$0 Portfolio Turnover40%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.7%
Money Market Funds	2.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market	2.3%
Materials	3.3%
Communications	4.5%
Consumer Discretionary	4.9%
Real Estate	6.0%
Utilities	6.2%
Energy	6.4%
Consumer Staples	7.3%
Health Care	11.0%
Industrials	11.9%
Technology	13.3%
Financials	22.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	3.2%
Johnson & Johnson	3.1%
Wells Fargo & Company	3.0%
Abbott Laboratories	3.0%
Bank of America Corporation	3.0%
Alphabet, Inc. - Class A	2.6%
Microsoft Corporation	2.5%
Crown Holdings, Inc.	2.3%
BWX Technologies, Inc.	2.2%
CACI International, Inc. - Class A	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.
C000229074
Shareholder Report [Line Items]
Fund Name	Westwood Quality AllCap Fund
Class Name	Ultra Shares
Trading Symbol	WQAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Quality AllCap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/quality-allcap-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/quality-allcap-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Westwood Quality AllCap Fund outperformed relative to its primary and representative benchmarks, the Russell 3000 and Russell 3000 Value. Early equity market gains reversed sharply, as major indexes fell more than 10% from their highs during the period, with declines driven by concerns over rising long-term interest rates and tariffs.

The Fund’s top-performing sectors, both on a relative and absolute basis, were Consumer Discretionary and Materials, both driven by stock selection. However, we were underweight both sectors, muting the impact of the stock gains.

The Industrials and Information Technology sectors were the biggest detractors, again driven by stock selection. While our selections underperformed, we were also overweight to the sector, further impacting relative returns.

Among the top holdings, O’Reilly Automotive Inc. (ORLY) and Domino’s Pizza Inc. (DPZ) drove performance in the Consumer Discretionary sector. O’Reilly gained throughout the period after reporting strong financial results, reaffirming its plan to open 200 to 210 net new stores in 2025 and maintaining full-year same-store sales guidance. Domino’s posted positive returns following strong results and the announcement of a new partnership with DoorDash.

In the Materials sector, Crown Holdings Inc. (CCK) rose on strong financial results, while Summit Materials Inc. (SUM) advanced after the announcement that it would be acquired by Quikrete Holdings, Inc.

In the Information Technology and Industrials sectors, L3Harris Technologies Inc. (LHX) and HP Inc. (HPQ) declined on falling revenue and margin pressures, respectively. Littelfuse Inc. (LFUS) and Delta Air Lines Inc. (DAL) rounded out the bottom performers for each sector despite strong financial results.

Line Graph [Table Text Block]
	Westwood Quality AllCap Fund - Ultra Shares	Russell 3000® Index	Russell 3000® Value Index
Sep-2021	$1,000,000	$1,000,000	$1,000,000
Apr-2022	$989,924	$942,202	$1,004,748
Apr-2023	$1,066,300	$956,363	$1,011,447
Apr-2024	$1,151,406	$1,169,642	$1,147,511
Apr-2025	$1,248,491	$1,302,999	$1,240,535

Average Annual Return [Table Text Block]
	1 Year	Since Inception (September 30, 2021)
Westwood Quality AllCap Fund - Ultra Shares	8.43%	6.39%
Russell 3000® Index	11.40%	7.67%
Russell 3000® Value Index	8.11%	6.20%

Performance Inception Date	Sep. 30, 2021
AssetsNet	$ 20,134,371
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$20,134,371 Number of Portfolio Holdings52 Advisory Fee (net of waivers)$0 Portfolio Turnover40%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.7%
Money Market Funds	2.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market	2.3%
Materials	3.3%
Communications	4.5%
Consumer Discretionary	4.9%
Real Estate	6.0%
Utilities	6.2%
Energy	6.4%
Consumer Staples	7.3%
Health Care	11.0%
Industrials	11.9%
Technology	13.3%
Financials	22.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	3.2%
Johnson & Johnson	3.1%
Wells Fargo & Company	3.0%
Abbott Laboratories	3.0%
Bank of America Corporation	3.0%
Alphabet, Inc. - Class A	2.6%
Microsoft Corporation	2.5%
Crown Holdings, Inc.	2.3%
BWX Technologies, Inc.	2.2%
CACI International, Inc. - Class A	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.
C000229473
Shareholder Report [Line Items]
Fund Name	Westwood Income Opportunity Fund
Class Name	Institutional Shares
Trading Symbol	WHGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Income Opportunity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/income-opportunity-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/income-opportunity-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$41	0.82%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the six-month period, the S&P 500 saw sharp swings driven by political developments and shifting economic policy. Markets initially rallied following President Trump’s re-election, buoyed by expectations of pro-business initiatives. However, sentiment reversed in March after the administration imposed tariffs on Canada, Mexico and China, sparking fears of inflation and slower global growth. The S&P 500 entered correction territory by mid-March, and volatility remained elevated through April as trade tensions escalated.

Treasury yields initially fell as investors sought safety, with the 10-year dropping below 4% in early April. But concerns over rising inflation, mounting deficits and aggressive fiscal policy — including proposed tax cuts and spending reductions — led to a bond selloff, pushing yields higher. Tariff uncertainty and debt fears weighed on both equity and bond markets, highlighting the market’s sensitivity to U.S. trade and fiscal direction in the wake of the election.

The Fund underperformed the representative benchmark for the period. Although security selection within both equity and fixed income portions of the portfolio was positive, the overweight allocation to equities was the main driver of the relative underperformance.

Line Graph [Table Text Block]
	Westwood Income Opportunity Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index	S&P 500® Index	Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Apr-2015	$100,000	$100,000	$100,000	$100,000	$100,000
Apr-2016	$99,240	$102,720	$99,824	$101,206	$102,350
Apr-2017	$107,712	$103,572	$118,374	$119,341	$109,958
Apr-2018	$111,766	$103,241	$133,819	$135,173	$115,478
Apr-2019	$119,440	$108,703	$150,789	$153,414	$125,688
Apr-2020	$121,513	$120,488	$149,219	$154,738	$135,003
Apr-2021	$150,968	$120,167	$225,199	$225,889	$157,346
Apr-2022	$139,376	$109,938	$218,186	$226,370	$149,620
Apr-2023	$138,795	$109,468	$221,465	$232,402	$151,262
Apr-2024	$147,765	$107,861	$270,854	$285,068	$162,963
Apr-2025	$158,350	$116,511	$301,735	$319,550	$178,867

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Income Opportunity Fund - Institutional Shares	7.16%	5.44%	4.70%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
Russell 3000® Index	11.40%	15.12%	11.68%
S&P 500® Index	12.10%	15.61%	12.32%
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index	9.76%	5.79%	5.99%

AssetsNet	$ 506,888,653
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 1,692,042
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$506,888,653 Number of Portfolio Holdings137 Advisory Fee $1,692,042 Portfolio Turnover36%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	2.5%
Common Stocks	38.2%
Convertible Bonds	4.9%
Corporate Bonds	32.7%
Exchange-Traded Funds	3.7%
Foreign Governments	0.8%
Money Market Funds	1.0%
Preferred Stocks	1.6%
U.S. Government & Agencies	14.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Foreign Governments	0.8%
Money Market	1.0%
Materials	1.8%
Consumer Discretionary	2.5%
Collateralized Mortgage Obligations	2.5%
Industrials	3.6%
Exchange-Traded Funds	3.6%
Real Estate	4.7%
Consumer Staples	4.8%
Communications	4.9%
Utilities	5.5%
Energy	6.9%
Health Care	7.1%
Technology	10.0%
U.S. Government & Agencies	14.5%
Financials	25.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bill	3.9%
U.S. Treasury Bonds	1.7%
Microsoft Corporation	1.7%
Gilead Sciences, Inc.	1.7%
Goldman Sachs Group, Inc. (The)	1.6%
Energy Transfer, L.P.	1.6%
U.S. Treasury Notes	1.5%
Alphabet, Inc. - Class A	1.5%
Berkshire Hathaway, Inc. - Class B	1.4%
iShares Core S&P Mid-Cap ETF	1.3%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2025, the Fund changed its dividend frequency from quarterly to monthly.
C000229474
Shareholder Report [Line Items]
Fund Name	Westwood Income Opportunity Fund
Class Name	A Class Shares
Trading Symbol	WWIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Income Opportunity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/income-opportunity-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/income-opportunity-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$49	1.00%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the six-month period, the S&P 500 saw sharp swings driven by political developments and shifting economic policy. Markets initially rallied following President Trump’s re-election, buoyed by expectations of pro-business initiatives. However, sentiment reversed in March after the administration imposed tariffs on Canada, Mexico and China, sparking fears of inflation and slower global growth. The S&P 500 entered correction territory by mid-March, and volatility remained elevated through April as trade tensions escalated.

Treasury yields initially fell as investors sought safety, with the 10-year dropping below 4% in early April. But concerns over rising inflation, mounting deficits and aggressive fiscal policy — including proposed tax cuts and spending reductions — led to a bond selloff, pushing yields higher. Tariff uncertainty and debt fears weighed on both equity and bond markets, highlighting the market’s sensitivity to U.S. trade and fiscal direction in the wake of the election.

The Fund underperformed the representative benchmark for the period. Although security selection within both equity and fixed income portions of the portfolio was positive, the overweight allocation to equities was the main driver of the relative underperformance.

Line Graph [Table Text Block]
	Westwood Income Opportunity Fund - A Class Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index	S&P 500® Index	Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Apr-2015	$9,698	$10,000	$10,000	$10,000	$10,000
Apr-2016	$9,598	$10,272	$9,982	$10,121	$10,235
Apr-2017	$10,392	$10,357	$11,837	$11,934	$10,996
Apr-2018	$10,755	$10,324	$13,382	$13,517	$11,548
Apr-2019	$11,465	$10,870	$15,079	$15,341	$12,569
Apr-2020	$11,625	$12,049	$14,922	$15,474	$13,500
Apr-2021	$14,411	$12,017	$22,520	$22,589	$15,735
Apr-2022	$13,270	$10,994	$21,819	$22,637	$14,962
Apr-2023	$13,185	$10,947	$22,146	$23,240	$15,126
Apr-2024	$14,023	$10,786	$27,085	$28,507	$16,296
Apr-2025	$15,008	$11,651	$30,174	$31,955	$17,887

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Income Opportunity Fund - A Class Shares
Without Load	7.02%	5.24%	4.46%
With Load*	3.82%	4.61%	4.14%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
Russell 3000® Index	11.40%	15.12%	11.68%
S&P 500® Index	12.10%	15.61%	12.32%
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index	9.76%	5.79%	5.99%

AssetsNet	$ 506,888,653
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 1,692,042
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$506,888,653 Number of Portfolio Holdings137 Advisory Fee $1,692,042 Portfolio Turnover36%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	2.5%
Common Stocks	38.2%
Convertible Bonds	4.9%
Corporate Bonds	32.7%
Exchange-Traded Funds	3.7%
Foreign Governments	0.8%
Money Market Funds	1.0%
Preferred Stocks	1.6%
U.S. Government & Agencies	14.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Foreign Governments	0.8%
Money Market	1.0%
Materials	1.8%
Consumer Discretionary	2.5%
Collateralized Mortgage Obligations	2.5%
Industrials	3.6%
Exchange-Traded Funds	3.6%
Real Estate	4.7%
Consumer Staples	4.8%
Communications	4.9%
Utilities	5.5%
Energy	6.9%
Health Care	7.1%
Technology	10.0%
U.S. Government & Agencies	14.5%
Financials	25.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bill	3.9%
U.S. Treasury Bonds	1.7%
Microsoft Corporation	1.7%
Gilead Sciences, Inc.	1.7%
Goldman Sachs Group, Inc. (The)	1.6%
Energy Transfer, L.P.	1.6%
U.S. Treasury Notes	1.5%
Alphabet, Inc. - Class A	1.5%
Berkshire Hathaway, Inc. - Class B	1.4%
iShares Core S&P Mid-Cap ETF	1.3%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2025, the Fund changed its dividend frequency from quarterly to monthly.
Updated Prospectus Phone Number	(877) 386-3944
Updated Prospectus Web Address	https://westwoodgroup.com/product/income-opportunity-fund/
C000229472
Shareholder Report [Line Items]
Fund Name	Westwood Income Opportunity Fund
Class Name	C Class Shares
Trading Symbol	WWICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Income Opportunity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/income-opportunity-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/income-opportunity-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$86	1.75%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the six-month period, the S&P 500 saw sharp swings driven by political developments and shifting economic policy. Markets initially rallied following President Trump’s re-election, buoyed by expectations of pro-business initiatives. However, sentiment reversed in March after the administration imposed tariffs on Canada, Mexico and China, sparking fears of inflation and slower global growth. The S&P 500 entered correction territory by mid-March, and volatility remained elevated through April as trade tensions escalated.

Treasury yields initially fell as investors sought safety, with the 10-year dropping below 4% in early April. But concerns over rising inflation, mounting deficits and aggressive fiscal policy — including proposed tax cuts and spending reductions — led to a bond selloff, pushing yields higher. Tariff uncertainty and debt fears weighed on both equity and bond markets, highlighting the market’s sensitivity to U.S. trade and fiscal direction in the wake of the election.

The Fund underperformed the representative benchmark for the period. Although security selection within both equity and fixed income portions of the portfolio was positive, the overweight allocation to equities was the main driver of the relative underperformance.

Line Graph [Table Text Block]
	Westwood Income Opportunity Fund - C Class Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index	S&P 500® Index	Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Sep-2019	$10,000	$10,000	$10,000	$10,000	$10,000
Apr-2020	$9,812	$10,442	$10,021	$10,148	$10,374
Apr-2021	$12,067	$10,414	$15,123	$14,814	$12,091
Apr-2022	$11,033	$9,528	$14,652	$14,846	$11,498
Apr-2023	$10,878	$9,487	$14,873	$15,241	$11,624
Apr-2024	$11,477	$9,348	$18,189	$18,695	$12,523
Apr-2025	$12,196	$10,097	$20,263	$20,957	$13,745

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (September 3, 2019)
Westwood Income Opportunity Fund - C Class Shares
Without CDSC	6.26%	4.45%	3.57%
With CDSC	5.26%	4.45%	3.57%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	0.17%
Russell 3000® Index	11.40%	15.12%	13.30%
S&P 500® Index	12.10%	15.61%	13.97%
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index	9.76%	5.79%	5.75%

Performance Inception Date	Sep. 03, 2019
AssetsNet	$ 506,888,653
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 1,692,042
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$506,888,653 Number of Portfolio Holdings137 Advisory Fee $1,692,042 Portfolio Turnover36%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	2.5%
Common Stocks	38.2%
Convertible Bonds	4.9%
Corporate Bonds	32.7%
Exchange-Traded Funds	3.7%
Foreign Governments	0.8%
Money Market Funds	1.0%
Preferred Stocks	1.6%
U.S. Government & Agencies	14.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Foreign Governments	0.8%
Money Market	1.0%
Materials	1.8%
Consumer Discretionary	2.5%
Collateralized Mortgage Obligations	2.5%
Industrials	3.6%
Exchange-Traded Funds	3.6%
Real Estate	4.7%
Consumer Staples	4.8%
Communications	4.9%
Utilities	5.5%
Energy	6.9%
Health Care	7.1%
Technology	10.0%
U.S. Government & Agencies	14.5%
Financials	25.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bill	3.9%
U.S. Treasury Bonds	1.7%
Microsoft Corporation	1.7%
Gilead Sciences, Inc.	1.7%
Goldman Sachs Group, Inc. (The)	1.6%
Energy Transfer, L.P.	1.6%
U.S. Treasury Notes	1.5%
Alphabet, Inc. - Class A	1.5%
Berkshire Hathaway, Inc. - Class B	1.4%
iShares Core S&P Mid-Cap ETF	1.3%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2025, the Fund changed its dividend frequency from quarterly to monthly.
C000240107
Shareholder Report [Line Items]
Fund Name	Westwood Income Opportunity Fund
Class Name	Ultra Shares
Trading Symbol	WHGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Income Opportunity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/income-opportunity-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/income-opportunity-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the six-month period, the S&P 500 saw sharp swings driven by political developments and shifting economic policy. Markets initially rallied following President Trump’s re-election, buoyed by expectations of pro-business initiatives. However, sentiment reversed in March after the administration imposed tariffs on Canada, Mexico and China, sparking fears of inflation and slower global growth. The S&P 500 entered correction territory by mid-March, and volatility remained elevated through April as trade tensions escalated.

Treasury yields initially fell as investors sought safety, with the 10-year dropping below 4% in early April. But concerns over rising inflation, mounting deficits and aggressive fiscal policy — including proposed tax cuts and spending reductions — led to a bond selloff, pushing yields higher. Tariff uncertainty and debt fears weighed on both equity and bond markets, highlighting the market’s sensitivity to U.S. trade and fiscal direction in the wake of the election.

The Fund underperformed the representative benchmark for the period. Although security selection within both equity and fixed income portions of the portfolio was positive, the overweight allocation to equities was the main driver of the relative underperformance.

Line Graph [Table Text Block]
	Westwood Income Opportunity Fund - Ultra Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index	S&P 500® Index	Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Nov-2022	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Apr-2023	$1,016,087	$1,031,190	$1,019,796	$1,028,849	$1,030,766
Apr-2024	$1,083,408	$1,016,049	$1,247,221	$1,262,003	$1,110,498
Apr-2025	$1,162,350	$1,097,541	$1,389,423	$1,414,657	$1,218,878

Average Annual Return [Table Text Block]
	1 Year	Since Inception (November 30, 2022)
Westwood Income Opportunity Fund - Ultra Shares	7.29%	6.43%
Bloomberg U.S. Aggregate Bond Index	8.02%	3.93%
Russell 3000® Index	11.40%	14.60%
S&P 500® Index	12.10%	15.46%
Westwood - 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index	9.76%	9.27%

Performance Inception Date	Nov. 30, 2022
AssetsNet	$ 506,888,653
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 1,692,042
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$506,888,653 Number of Portfolio Holdings137 Advisory Fee $1,692,042 Portfolio Turnover36%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	2.5%
Common Stocks	38.2%
Convertible Bonds	4.9%
Corporate Bonds	32.7%
Exchange-Traded Funds	3.7%
Foreign Governments	0.8%
Money Market Funds	1.0%
Preferred Stocks	1.6%
U.S. Government & Agencies	14.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Foreign Governments	0.8%
Money Market	1.0%
Materials	1.8%
Consumer Discretionary	2.5%
Collateralized Mortgage Obligations	2.5%
Industrials	3.6%
Exchange-Traded Funds	3.6%
Real Estate	4.7%
Consumer Staples	4.8%
Communications	4.9%
Utilities	5.5%
Energy	6.9%
Health Care	7.1%
Technology	10.0%
U.S. Government & Agencies	14.5%
Financials	25.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bill	3.9%
U.S. Treasury Bonds	1.7%
Microsoft Corporation	1.7%
Gilead Sciences, Inc.	1.7%
Goldman Sachs Group, Inc. (The)	1.6%
Energy Transfer, L.P.	1.6%
U.S. Treasury Notes	1.5%
Alphabet, Inc. - Class A	1.5%
Berkshire Hathaway, Inc. - Class B	1.4%
iShares Core S&P Mid-Cap ETF	1.3%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2025, the Fund changed its dividend frequency from quarterly to monthly.
C000229469
Shareholder Report [Line Items]
Fund Name	Westwood Multi-Asset Income Fund
Class Name	Institutional Shares
Trading Symbol	WHGHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/multi-asset-income-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/multi-asset-income-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the six-month period, the S&P 500 saw sharp swings driven by political developments and shifting economic policy. Markets initially rallied following President Trump’s re-election, buoyed by expectations of pro-business initiatives. However, sentiment reversed in March after the administration imposed tariffs on Canada, Mexico and China, sparking fears of inflation and slower global growth. The S&P 500 entered correction territory by mid-March, and volatility remained elevated through April as trade tensions escalated.

Treasury yields initially fell as investors sought safety, with the 10-year dropping below 4% in early April. But concerns over rising inflation, mounting deficits and aggressive fiscal policy — including proposed tax cuts and spending reductions — led to a bond selloff, pushing yields higher. Tariff uncertainty and debt fears weighed on both equity and bond markets, highlighting the market’s sensitivity to U.S. trade and fiscal direction in the wake of the election.

The Fund underperformed the representative benchmark for the period. Although security selection within both the equity and fixed income portions of the portfolio was positive, the overweight allocation to equities was the main driver of the relative underperformance. Our overweight to high-yield bond holdings was also a detractor to our relative performance as high-yield bonds underperformed investment grade during the period.

Line Graph [Table Text Block]
	Westwood Multi-Asset Income Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index	S&P 500® Index	Westwood -80%Bloom US Agg/20%S&P500TR
Apr-2015	$100,000	$100,000	$100,000	$100,000	$100,000
Apr-2016	$99,086	$102,720	$99,824	$101,206	$102,591
Apr-2017	$106,206	$103,572	$118,374	$119,341	$106,790
Apr-2018	$109,050	$103,241	$133,819	$135,173	$109,284
Apr-2019	$114,581	$108,703	$150,789	$153,414	$117,050
Apr-2020	$113,016	$120,488	$149,219	$154,738	$127,848
Apr-2021	$142,260	$120,167	$225,199	$225,889	$137,919
Apr-2022	$134,697	$109,938	$218,186	$226,370	$128,686
Apr-2023	$135,032	$109,468	$221,465	$232,402	$129,178
Apr-2024	$145,387	$107,861	$270,854	$285,068	$133,132
Apr-2025	$157,198	$116,511	$301,735	$319,550	$144,990

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Multi-Asset Income Fund - Institutional Shares	8.12%	6.82%	4.63%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
Russell 3000® Index	11.40%	15.12%	11.68%
S&P 500® Index	12.10%	15.61%	12.32%
Westwood -80%Bloom US Agg/20%S&P500TR	8.91%	2.55%	3.78%

AssetsNet	$ 105,210,075
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$105,210,075 Number of Portfolio Holdings149 Advisory Fee (net of waivers)$0 Portfolio Turnover30%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	1.8%
Common Stocks	19.0%
Convertible Bonds	2.9%
Corporate Bonds	60.0%
Exchange-Traded Funds	1.8%
Foreign Governments	1.4%
Money Market Funds	1.7%
Preferred Stocks	1.8%
U.S. Government & Agencies	9.5%
Warrant	0.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Foreign Governments	1.3%
Money Market	1.7%
Exchange-Traded Funds	1.8%
Collateralized Mortgage Obligations	1.8%
Materials	2.1%
Consumer Staples	2.5%
Utilities	3.4%
Health Care	4.2%
Consumer Discretionary	6.9%
Technology	7.5%
Communications	8.7%
Energy	9.1%
U.S. Government & Agencies	9.3%
Industrials	9.4%
Real Estate	10.1%
Financials	18.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
CME Ultra Long Term U.S. Treasury Bond Future	5.1%
Ultra 10-Year U.S. Treasury Note Future	2.7%
U.S. Treasury Bill, 4.290%, due 05/29/25	2.4%
U.S. Treasury Bill, 4.277%, due 06/26/25	2.4%
U.S. Treasury Bill, 4.314%, due 07/17/25	1.9%
Icahn Enterprises, L.P. / Icahn Enterprises Financial Corporation, 10.000%, due 11/15/29	1.2%
Avation Capital S.A., 8.250%, due 10/31/26	1.2%
U.S. Treasury Notes, 4.625%, due 02/15/35	1.0%
Ford Motor Credit Company, LLC, 7.450%, due 07/16/31	1.0%
CoreCivic, Inc., 8.250%, due 04/15/29	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.
C000229470
Shareholder Report [Line Items]
Fund Name	Westwood Multi-Asset Income Fund
Class Name	A Class Shares
Trading Symbol	WSDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/multi-asset-income-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/multi-asset-income-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$20	0.41%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the six-month period, the S&P 500 saw sharp swings driven by political developments and shifting economic policy. Markets initially rallied following President Trump’s re-election, buoyed by expectations of pro-business initiatives. However, sentiment reversed in March after the administration imposed tariffs on Canada, Mexico and China, sparking fears of inflation and slower global growth. The S&P 500 entered correction territory by mid-March, and volatility remained elevated through April as trade tensions escalated.

Treasury yields initially fell as investors sought safety, with the 10-year dropping below 4% in early April. But concerns over rising inflation, mounting deficits and aggressive fiscal policy — including proposed tax cuts and spending reductions — led to a bond selloff, pushing yields higher. Tariff uncertainty and debt fears weighed on both equity and bond markets, highlighting the market’s sensitivity to U.S. trade and fiscal direction in the wake of the election.

The Fund underperformed the representative benchmark for the period. Although security selection within both the equity and fixed income portions of the portfolio was positive, the overweight allocation to equities was the main driver of the relative underperformance. Our overweight to high-yield bond holdings was also a detractor to our relative performance as high-yield bonds underperformed investment grade during the period.

Line Graph [Table Text Block]
	Westwood Multi-Asset Income Fund - A Class Shares	S&P 500® Index	Westwood -80%Bloom US Agg/20%S&P500TR	Russell 3000® Index	Bloomberg U.S. Aggregate Bond Index
Apr-2015	$9,699	$10,000	$10,000	$10,000	$10,000
Apr-2016	$9,587	$10,121	$10,259	$9,982	$10,272
Apr-2017	$10,250	$11,934	$10,679	$11,837	$10,357
Apr-2018	$10,505	$13,517	$10,928	$13,382	$10,324
Apr-2019	$11,029	$15,341	$11,705	$15,079	$10,870
Apr-2020	$10,863	$15,474	$12,785	$14,922	$12,049
Apr-2021	$13,641	$22,589	$13,792	$22,520	$12,017
Apr-2022	$12,876	$22,637	$12,869	$21,819	$10,994
Apr-2023	$12,878	$23,240	$12,918	$22,146	$10,947
Apr-2024	$13,829	$28,507	$13,313	$27,085	$10,786
Apr-2025	$14,921	$31,955	$14,499	$30,174	$11,651

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Multi-Asset Income Fund - A Class Shares	7.89%	6.55%	4.40%
With Load*	4.68%	5.91%	4.08%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
Russell 3000® Index	11.40%	15.12%	11.68%
S&P 500® Index	12.10%	15.61%	12.32%
Westwood -80%Bloom US Agg/20%S&P500TR	8.91%	2.55%	3.78%

AssetsNet	$ 105,210,075
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$105,210,075 Number of Portfolio Holdings149 Advisory Fee (net of waivers)$0 Portfolio Turnover30%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	1.8%
Common Stocks	19.0%
Convertible Bonds	2.9%
Corporate Bonds	60.0%
Exchange-Traded Funds	1.8%
Foreign Governments	1.4%
Money Market Funds	1.7%
Preferred Stocks	1.8%
U.S. Government & Agencies	9.5%
Warrant	0.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.6%
Foreign Governments	1.3%
Money Market	1.7%
Exchange-Traded Funds	1.8%
Collateralized Mortgage Obligations	1.8%
Materials	2.1%
Consumer Staples	2.5%
Utilities	3.4%
Health Care	4.2%
Consumer Discretionary	6.9%
Technology	7.5%
Communications	8.7%
Energy	9.1%
U.S. Government & Agencies	9.3%
Industrials	9.4%
Real Estate	10.1%
Financials	18.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
CME Ultra Long Term U.S. Treasury Bond Future	5.1%
Ultra 10-Year U.S. Treasury Note Future	2.7%
U.S. Treasury Bill, 4.290%, due 05/29/25	2.4%
U.S. Treasury Bill, 4.277%, due 06/26/25	2.4%
U.S. Treasury Bill, 4.314%, due 07/17/25	1.9%
Icahn Enterprises, L.P. / Icahn Enterprises Financial Corporation, 10.000%, due 11/15/29	1.2%
Avation Capital S.A., 8.250%, due 10/31/26	1.2%
U.S. Treasury Notes, 4.625%, due 02/15/35	1.0%
Ford Motor Credit Company, LLC, 7.450%, due 07/16/31	1.0%
CoreCivic, Inc., 8.250%, due 04/15/29	1.0%

Material Fund Change [Text Block]

Material Fund Changes

On February 7, 2025, the Fund converted its outstanding C Class Shares into A Class Shares and any shareholder owning C Class Shares of the Fund received A Class Shares of the Fund having an aggregate value equal to the aggregate value of the C Class Shares held immediately prior to the conversion.  Following this conversion, the Fund ceased offering C Class Shares.

Updated Prospectus Phone Number	(877) 386-3944
Updated Prospectus Web Address	https://westwoodgroup.com/product/multi-asset-income-fund/
C000229466
Shareholder Report [Line Items]
Fund Name	Westwood Alternative Income Fund
Class Name	Institutional Shares
Trading Symbol	WMNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Alternative Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/alternative-income-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/alternative-income-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund outperformed the representative benchmark for the period and was primarily driven by neutral equity and long volatility exposures within the convertible arbitrage sleeve. Although widening credit spreads reduced returns in our higher-yield investments, we had already decreased our exposure in this area throughout the first quarter of 2025, which helped minimize the negative impact. Small and midcap growth equities (the underlying universe of equities most associated with convertible securities) underperformed their large-cap counterparts as investors priced in the prospects for a U.S. recession and a slowing global economy.

Line Graph [Table Text Block]
	Westwood Alternative Income Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index	FTSE 1-Month Treasury Bill Index
May-2015	$100,000	$100,000	$100,000
Apr-2016	$100,776	$103,056	$100,077
Apr-2017	$106,882	$103,910	$100,397
Apr-2018	$106,397	$103,578	$101,517
Apr-2019	$109,599	$109,058	$103,698
Apr-2020	$113,998	$120,882	$105,536
Apr-2021	$126,018	$120,559	$105,619
Apr-2022	$125,097	$110,297	$105,677
Apr-2023	$128,714	$109,825	$108,815
Apr-2024	$135,633	$108,213	$114,750
Apr-2025	$146,446	$116,892	$120,479

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (May 1, 2015)
Westwood Alternative Income Fund - Institutional Shares	7.97%	5.14%	3.89%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.57%
FTSE 1-Month Treasury Bill Index	4.99%	2.68%	1.88%

Performance Inception Date	May 01, 2015
AssetsNet	$ 150,550,062
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 114,133
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$150,550,062 Number of Portfolio Holdings138 Advisory Fee (net of waivers)$114,133 Portfolio Turnover35%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	86.5%
Corporate Bonds	10.9%
Money Market Funds	2.6%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.5%
Real Estate	1.5%
Materials	2.0%
Utilities	2.3%
Money Market	2.7%
Consumer Staples	3.0%
Energy	4.0%
Financials	4.9%
Communications	7.7%
Consumer Discretionary	11.5%
Industrials	13.3%
Health Care	15.7%
Technology	32.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alibaba Group Holding Ltd. 144A	2.6%
Merit Medical Systems, Inc. 144A	2.5%
Lantheus Holdings, Inc. 144A	2.5%
Itron, Inc. 144A	2.2%
Parsons Corporation	2.1%
Snowflake, Inc. 144A	2.1%
Global Payments, Inc.	2.1%
Akamai Technologies, Inc.	2.0%
Tyler Technologies, Inc.	2.0%
Expedia Group, Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2025, the Fund changed its dividend frequency from quarterly to monthly.
C000229467
Shareholder Report [Line Items]
Fund Name	Westwood Alternative Income Fund
Class Name	A Class Shares
Trading Symbol	WMNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Alternative Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/alternative-income-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/alternative-income-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund outperformed the representative benchmark for the period and was primarily driven by neutral equity and long volatility exposures within the convertible arbitrage sleeve. Although widening credit spreads reduced returns in our higher-yield investments, we had already decreased our exposure in this area throughout the first quarter of 2025, which helped minimize the negative impact. Small and midcap growth equities (the underlying universe of equities most associated with convertible securities) underperformed their large-cap counterparts as investors priced in the prospects for a U.S. recession and a slowing global economy.

Line Graph [Table Text Block]
	Westwood Alternative Income Fund - A Class Shares	Bloomberg U.S. Aggregate Bond Index	FTSE 1-Month Treasury Bill Index
Mar-2020	$9,702	$10,000	$10,000
Apr-2020	$9,871	$10,178	$10,000
Apr-2021	$10,888	$10,151	$10,008
Apr-2022	$10,797	$9,287	$10,014
Apr-2023	$11,092	$9,247	$10,311
Apr-2024	$11,679	$9,111	$10,873
Apr-2025	$12,591	$9,842	$11,416

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (March 31, 2020)
Westwood Alternative Income Fund - A Class Shares
Without Load	7.81%	4.99%	5.26%
With Load*	4.57%	4.35%	4.64%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	-0.31%
FTSE 1-Month Treasury Bill Index	4.99%	2.68%	2.64%

Performance Inception Date	Mar. 31, 2020
AssetsNet	$ 150,550,062
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 114,133
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$150,550,062 Number of Portfolio Holdings138 Advisory Fee (net of waivers)$114,133 Portfolio Turnover35%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	86.5%
Corporate Bonds	10.9%
Money Market Funds	2.6%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.5%
Real Estate	1.5%
Materials	2.0%
Utilities	2.3%
Money Market	2.7%
Consumer Staples	3.0%
Energy	4.0%
Financials	4.9%
Communications	7.7%
Consumer Discretionary	11.5%
Industrials	13.3%
Health Care	15.7%
Technology	32.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alibaba Group Holding Ltd. 144A	2.6%
Merit Medical Systems, Inc. 144A	2.5%
Lantheus Holdings, Inc. 144A	2.5%
Itron, Inc. 144A	2.2%
Parsons Corporation	2.1%
Snowflake, Inc. 144A	2.1%
Global Payments, Inc.	2.1%
Akamai Technologies, Inc.	2.0%
Tyler Technologies, Inc.	2.0%
Expedia Group, Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

On February 7, 2025, the Fund converted its outstanding C Class Shares into A Class Shares and any shareholder owning C Class Shares of the Fund received A Class Shares of the Fund having an aggregate value equal to the aggregate value of the C Class Shares held immediately prior to the conversion.  Following this conversion, the Fund ceased offering C Class Shares.

Effective July 1, 2025, the Fund changed its dividend frequency from quarterly to monthly.

Updated Prospectus Phone Number	(877) 386-3944
Updated Prospectus Web Address	https://westwoodgroup.com/product/alternative-income-fund/
C000229465
Shareholder Report [Line Items]
Fund Name	Westwood Alternative Income Fund
Class Name	Ultra Shares
Trading Symbol	WMNUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Alternative Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/alternative-income-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/alternative-income-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund outperformed the representative benchmark for the period and was primarily driven by neutral equity and long volatility exposures within the convertible arbitrage sleeve. Although widening credit spreads reduced returns in our higher-yield investments, we had already decreased our exposure in this area throughout the first quarter of 2025, which helped minimize the negative impact. Small and midcap growth equities (the underlying universe of equities most associated with convertible securities) underperformed their large-cap counterparts as investors priced in the prospects for a U.S. recession and a slowing global economy.

Line Graph [Table Text Block]
	Westwood Alternative Income Fund - Ultra Shares	Bloomberg U.S. Aggregate Bond Index	FTSE 1-Month Treasury Bill Index
May-2015	$1,000,000	$1,000,000	$1,000,000
Apr-2016	$1,008,418	$1,030,559	$1,000,768
Apr-2017	$1,070,855	$1,039,098	$1,003,966
Apr-2018	$1,067,385	$1,035,780	$1,015,171
Apr-2019	$1,101,368	$1,090,579	$1,036,976
Apr-2020	$1,145,501	$1,208,819	$1,055,364
Apr-2021	$1,266,997	$1,205,590	$1,056,186
Apr-2022	$1,258,940	$1,102,968	$1,056,771
Apr-2023	$1,296,628	$1,098,254	$1,088,154
Apr-2024	$1,368,063	$1,082,128	$1,147,502
Apr-2025	$1,479,312	$1,168,920	$1,204,785

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (May 1, 2015)
Westwood Alternative Income Fund - Ultra Shares	8.13%	5.25%	3.99%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.57%
FTSE 1-Month Treasury Bill Index	4.99%	2.68%	1.88%

Performance Inception Date	May 01, 2015
AssetsNet	$ 150,550,062
Holdings Count | Holding	138
Advisory Fees Paid, Amount	$ 114,133
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$150,550,062 Number of Portfolio Holdings138 Advisory Fee (net of waivers)$114,133 Portfolio Turnover35%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	86.5%
Corporate Bonds	10.9%
Money Market Funds	2.6%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.5%
Real Estate	1.5%
Materials	2.0%
Utilities	2.3%
Money Market	2.7%
Consumer Staples	3.0%
Energy	4.0%
Financials	4.9%
Communications	7.7%
Consumer Discretionary	11.5%
Industrials	13.3%
Health Care	15.7%
Technology	32.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alibaba Group Holding Ltd. 144A	2.6%
Merit Medical Systems, Inc. 144A	2.5%
Lantheus Holdings, Inc. 144A	2.5%
Itron, Inc. 144A	2.2%
Parsons Corporation	2.1%
Snowflake, Inc. 144A	2.1%
Global Payments, Inc.	2.1%
Akamai Technologies, Inc.	2.0%
Tyler Technologies, Inc.	2.0%
Expedia Group, Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2025, the Fund changed its dividend frequency from quarterly to monthly.
C000237961
Shareholder Report [Line Items]
Fund Name	Westwood Salient MLP & Energy Infrastructure Fund
Class Name	Institutional Shares
Trading Symbol	SMLPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/energy-infrastructure-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the six-month period, the energy infrastructure and midstream energy markets navigated a dynamic backdrop shaped by strong industry tailwinds and policy-driven uncertainty.

Robust U.S. oil and gas production, along with sustained global demand, helped underpin throughput volumes and cash flows across midstream assets. Despite broader market volatility, the midstream sector outperformed the broader U.S. equity market and stood out as a relative bright spot, supported by resilient fundamentals, stable income and business models that are less sensitive to commodity prices and economic cycles.

The Fund underperformed its representative benchmark for the period and was mainly driven by unfavorable stock selection within the Gathering & Processing and Crude & Refined Products sub-sectors. Additionally, the Fund’s underweight to the Crude & Refined Products sub-sector detracted from performance, as the group was one of the index’s top performers, returning 15% over the period.

Line Graph [Table Text Block]
	Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares	Alerian Midstream Energy Select Index	Alerian MLP Index Trust	S&P 500® Index
Apr-2015	$100,000	$100,000	$100,000	$100,000
Apr-2016	$58,545	$73,958	$71,286	$101,206
Apr-2017	$74,209	$91,087	$81,324	$119,341
Apr-2018	$64,059	$83,025	$71,175	$135,173
Apr-2019	$67,644	$90,446	$74,788	$153,414
Apr-2020	$48,124	$61,293	$44,285	$154,738
Apr-2021	$64,853	$89,670	$64,423	$225,889
Apr-2022	$80,332	$117,335	$82,032	$226,370
Apr-2023	$81,414	$120,705	$95,795	$232,402
Apr-2024	$103,174	$151,653	$128,805	$285,068
Apr-2025	$124,753	$196,198	$146,198	$319,550

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares	20.92%	20.99%	2.24%
Alerian Midstream Energy Select Index	29.37%	26.20%	6.97%
Alerian MLP Index Trust	13.50%	26.98%	3.87%
S&P 500® Index	12.10%	15.61%	12.32%

AssetsNet	$ 1,219,670,470
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 5,377,476
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,219,670,470 Number of Portfolio Holdings46 Advisory Fee (net of waivers)$5,377,476 Portfolio Turnover35%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Affiliated Exchange-Traded Funds	4.1%
Master Limited Partnerships	22.8%
MLP Related Companies	72.9%
Money Market Funds	0.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market	0.2%
Utilities	0.3%
Water	0.6%
Renewable Energy Infrastructure	0.9%
Oilfield Services & Equipment	1.6%
Affiliated Exchange-Traded Funds	4.1%
Liquefied Natural Gas	6.9%
Crude & Refined Products	16.2%
Natural Gas Pipelines	18.9%
Gathering & Processing	24.7%
Natural Gas Liquids Infrastructure	25.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	9.7%
DT Midstream, Inc.	6.9%
Williams Companies, Inc. (The)	6.8%
Kinder Morgan, Inc.	6.8%
Targa Resources Corporation	6.8%
Cheniere Energy, Inc.	6.2%
TC Energy Corporation	5.3%
MPLX, L.P.	4.9%
ONEOK, Inc.	4.8%
Enterprise Products Partners, L.P.	4.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.
C000237964
Shareholder Report [Line Items]
Fund Name	Westwood Salient MLP & Energy Infrastructure Fund
Class Name	A Class Shares
Trading Symbol	SMAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/energy-infrastructure-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$66	1.31%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the six-month period, the energy infrastructure and midstream energy markets navigated a dynamic backdrop shaped by strong industry tailwinds and policy-driven uncertainty.

Robust U.S. oil and gas production, along with sustained global demand, helped underpin throughput volumes and cash flows across midstream assets. Despite broader market volatility, the midstream sector outperformed the broader U.S. equity market and stood out as a relative bright spot, supported by resilient fundamentals, stable income and business models that are less sensitive to commodity prices and economic cycles.

The Fund underperformed its representative benchmark for the period and was mainly driven by unfavorable stock selection within the Gathering & Processing and Crude & Refined Products sub-sectors. Additionally, the Fund’s underweight to the Crude & Refined Products sub-sector detracted from performance, as the group was one of the index’s top performers, returning 15% over the period.

Line Graph [Table Text Block]
	Westwood Salient MLP & Energy Infrastructure Fund - A Class Shares	Alerian Midstream Energy Select Index	Alerian MLP Index Trust	S&P 500® Index
Apr-2015	$9,449	$10,000	$10,000	$10,000
Apr-2016	$5,516	$7,396	$7,129	$10,121
Apr-2017	$6,984	$9,109	$8,132	$11,934
Apr-2018	$6,018	$8,303	$7,118	$13,517
Apr-2019	$6,341	$9,045	$7,479	$15,341
Apr-2020	$4,498	$6,129	$4,428	$15,474
Apr-2021	$6,055	$8,967	$6,442	$22,589
Apr-2022	$7,477	$11,734	$8,203	$22,637
Apr-2023	$7,567	$12,070	$9,580	$23,240
Apr-2024	$9,564	$15,165	$12,881	$28,507
Apr-2025	$11,534	$19,620	$14,620	$31,955

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Salient MLP & Energy Infrastructure Fund - A Class Shares
Without Load	20.60%	20.72%	2.01%
With Load*	15.81%	19.37%	1.44%
Alerian Midstream Energy Select Index	29.37%	26.20%	6.97%
Alerian MLP Index Trust	13.50%	26.98%	3.87%
S&P 500® Index	12.10%	15.61%	12.32%

AssetsNet	$ 1,219,670,470
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 5,377,476
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,219,670,470 Number of Portfolio Holdings46 Advisory Fee (net of waivers)$5,377,476 Portfolio Turnover35%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Affiliated Exchange-Traded Funds	4.1%
Master Limited Partnerships	22.8%
MLP Related Companies	72.9%
Money Market Funds	0.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market	0.2%
Utilities	0.3%
Water	0.6%
Renewable Energy Infrastructure	0.9%
Oilfield Services & Equipment	1.6%
Affiliated Exchange-Traded Funds	4.1%
Liquefied Natural Gas	6.9%
Crude & Refined Products	16.2%
Natural Gas Pipelines	18.9%
Gathering & Processing	24.7%
Natural Gas Liquids Infrastructure	25.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	9.7%
DT Midstream, Inc.	6.9%
Williams Companies, Inc. (The)	6.8%
Kinder Morgan, Inc.	6.8%
Targa Resources Corporation	6.8%
Cheniere Energy, Inc.	6.2%
TC Energy Corporation	5.3%
MPLX, L.P.	4.9%
ONEOK, Inc.	4.8%
Enterprise Products Partners, L.P.	4.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.
Updated Prospectus Phone Number	(877) 386-3944
Updated Prospectus Web Address	https://westwoodgroup.com/product/energy-infrastructure-fund/
C000237963
Shareholder Report [Line Items]
Fund Name	Westwood Salient MLP & Energy Infrastructure Fund
Class Name	C Class Shares
Trading Symbol	SMFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/energy-infrastructure-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$104	2.06%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the six-month period, the energy infrastructure and midstream energy markets navigated a dynamic backdrop shaped by strong industry tailwinds and policy-driven uncertainty.

Robust U.S. oil and gas production, along with sustained global demand, helped underpin throughput volumes and cash flows across midstream assets. Despite broader market volatility, the midstream sector outperformed the broader U.S. equity market and stood out as a relative bright spot, supported by resilient fundamentals, stable income and business models that are less sensitive to commodity prices and economic cycles.

The Fund underperformed its representative benchmark for the period and was mainly driven by unfavorable stock selection within the Gathering & Processing and Crude & Refined Products sub-sectors. Additionally, the Fund’s underweight to the Crude & Refined Products sub-sector detracted from performance, as the group was one of the index’s top performers, returning 15% over the period.

Line Graph [Table Text Block]
	Westwood Salient MLP & Energy Infrastructure Fund - C Class Shares	Alerian Midstream Energy Select Index	Alerian MLP Index Trust	S&P 500® Index
Apr-2015	$10,000	$10,000	$10,000	$10,000
Apr-2016	$5,792	$7,396	$7,129	$10,121
Apr-2017	$7,277	$9,109	$8,132	$11,934
Apr-2018	$6,222	$8,303	$7,118	$13,517
Apr-2019	$6,503	$9,045	$7,479	$15,341
Apr-2020	$4,582	$6,129	$4,428	$15,474
Apr-2021	$6,113	$8,967	$6,442	$22,589
Apr-2022	$7,491	$11,734	$8,203	$22,637
Apr-2023	$7,524	$12,070	$9,580	$23,240
Apr-2024	$9,438	$15,165	$12,881	$28,507
Apr-2025	$11,300	$19,620	$14,620	$31,955

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Salient MLP & Energy Infrastructure Fund - C Class Shares
Without CDSC	19.73%	19.79%	1.23%
With CDSC	18.73%	19.79%	1.23%
Alerian Midstream Energy Select Index	29.37%	26.20%	6.97%
Alerian MLP Index Trust	13.50%	26.98%	3.87%
S&P 500® Index	12.10%	15.61%	12.32%

AssetsNet	$ 1,219,670,470
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 5,377,476
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,219,670,470 Number of Portfolio Holdings46 Advisory Fee (net of waivers)$5,377,476 Portfolio Turnover35%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Affiliated Exchange-Traded Funds	4.1%
Master Limited Partnerships	22.8%
MLP Related Companies	72.9%
Money Market Funds	0.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market	0.2%
Utilities	0.3%
Water	0.6%
Renewable Energy Infrastructure	0.9%
Oilfield Services & Equipment	1.6%
Affiliated Exchange-Traded Funds	4.1%
Liquefied Natural Gas	6.9%
Crude & Refined Products	16.2%
Natural Gas Pipelines	18.9%
Gathering & Processing	24.7%
Natural Gas Liquids Infrastructure	25.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	9.7%
DT Midstream, Inc.	6.9%
Williams Companies, Inc. (The)	6.8%
Kinder Morgan, Inc.	6.8%
Targa Resources Corporation	6.8%
Cheniere Energy, Inc.	6.2%
TC Energy Corporation	5.3%
MPLX, L.P.	4.9%
ONEOK, Inc.	4.8%
Enterprise Products Partners, L.P.	4.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.
C000237962
Shareholder Report [Line Items]
Fund Name	Westwood Salient MLP & Energy Infrastructure Fund
Class Name	Ultra Shares
Trading Symbol	SMRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Salient MLP & Energy Infrastructure Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/energy-infrastructure-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/energy-infrastructure-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Shares	$49	0.96%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the six-month period, the energy infrastructure and midstream energy markets navigated a dynamic backdrop shaped by strong industry tailwinds and policy-driven uncertainty.

Robust U.S. oil and gas production, along with sustained global demand, helped underpin throughput volumes and cash flows across midstream assets. Despite broader market volatility, the midstream sector outperformed the broader U.S. equity market and stood out as a relative bright spot, supported by resilient fundamentals, stable income and business models that are less sensitive to commodity prices and economic cycles.

The Fund underperformed its representative benchmark for the period and was mainly driven by unfavorable stock selection within the Gathering & Processing and Crude & Refined Products sub-sectors. Additionally, the Fund’s underweight to the Crude & Refined Products sub-sector detracted from performance, as the group was one of the index’s top performers, returning 15% over the period.

Line Graph [Table Text Block]
	Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares	Alerian Midstream Energy Select Index	Alerian MLP Index Trust	S&P 500® Index
Jan-2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Apr-2016	$1,092,745	$1,168,838	$1,047,455	$1,032,981
Apr-2017	$1,387,615	$1,439,557	$1,194,947	$1,218,076
Apr-2018	$1,198,787	$1,312,148	$1,045,832	$1,379,665
Apr-2019	$1,268,510	$1,429,422	$1,098,914	$1,565,844
Apr-2020	$901,945	$968,686	$650,712	$1,579,357
Apr-2021	$1,216,222	$1,417,154	$946,615	$2,305,577
Apr-2022	$1,507,810	$1,854,389	$1,205,364	$2,310,488
Apr-2023	$1,529,288	$1,907,642	$1,407,588	$2,372,046
Apr-2024	$1,939,676	$2,396,757	$1,892,632	$2,909,591
Apr-2025	$2,347,151	$3,100,741	$2,148,197	$3,261,540

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (January 4, 2016)
Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares	21.01%	21.08%	9.59%
Alerian Midstream Energy Select Index	29.37%	26.20%	12.91%
Alerian MLP Index Trust	13.50%	26.98%	8.55%
S&P 500® Index	12.10%	15.61%	13.52%

Performance Inception Date	Jan. 04, 2016
AssetsNet	$ 1,219,670,470
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 5,377,476
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,219,670,470 Number of Portfolio Holdings46 Advisory Fee (net of waivers)$5,377,476 Portfolio Turnover35%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Affiliated Exchange-Traded Funds	4.1%
Master Limited Partnerships	22.8%
MLP Related Companies	72.9%
Money Market Funds	0.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market	0.2%
Utilities	0.3%
Water	0.6%
Renewable Energy Infrastructure	0.9%
Oilfield Services & Equipment	1.6%
Affiliated Exchange-Traded Funds	4.1%
Liquefied Natural Gas	6.9%
Crude & Refined Products	16.2%
Natural Gas Pipelines	18.9%
Gathering & Processing	24.7%
Natural Gas Liquids Infrastructure	25.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Energy Transfer, L.P.	9.7%
DT Midstream, Inc.	6.9%
Williams Companies, Inc. (The)	6.8%
Kinder Morgan, Inc.	6.8%
Targa Resources Corporation	6.8%
Cheniere Energy, Inc.	6.2%
TC Energy Corporation	5.3%
MPLX, L.P.	4.9%
ONEOK, Inc.	4.8%
Enterprise Products Partners, L.P.	4.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.
C000237966
Shareholder Report [Line Items]
Fund Name	Westwood Real Estate Income Fund
Class Name	Institutional Shares
Trading Symbol	KIFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Real Estate Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/real-estate-income-fund/. You can also request this information by contacting us at (877) 386-3944.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/real-estate-income-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$39	0.82%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the six-month period, the REIT and REIT preferred markets faced headwinds from interest rate volatility and renewed inflation concerns. While fundamentals in sectors like industrial and data center REITs remained solid, swings in Treasury yields weighed on valuations — particularly for rate-sensitive areas like office and retail. The broader REIT market delivered muted performance as investors recalibrated expectations for income-generating assets amid macro uncertainty and evolving fiscal policy following the U.S. election.

The Fund underperformed the benchmark for the period. As the Fund is focused on identifying opportunities within REIT Preferreds and REIT common equity, underperformance relative to the benchmark was mainly attributed to not holding financial preferred securities, which outperformed their REIT counterparts for the period.

Line Graph [Table Text Block]
	Westwood Real Estate Income Fund - Institutional Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA Fixed Rate Preferred Securities Index
Apr-2015	$100,000	$100,000	$100,000
Apr-2016	$99,913	$102,720	$106,694
Apr-2017	$112,618	$103,572	$113,629
Apr-2018	$106,200	$103,241	$115,871
Apr-2019	$116,509	$108,703	$123,828
Apr-2020	$95,517	$120,488	$128,531
Apr-2021	$128,777	$120,167	$142,214
Apr-2022	$131,038	$109,938	$127,857
Apr-2023	$123,102	$109,468	$130,132
Apr-2024	$131,718	$107,861	$139,020
Apr-2025	$139,903	$116,511	$144,406

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Real Estate Income Fund - Institutional Shares	6.21%	7.93%	3.41%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
ICE BofA Fixed Rate Preferred Securities Index	3.87%	2.36%	3.74%

AssetsNet	$ 252,713,561
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 908,721
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$252,713,561 Number of Portfolio Holdings50 Advisory Fee $908,721 Portfolio Turnover30%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	26.5%
Money Market Funds	3.2%
Preferred Stocks	70.3%

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Industries	5.7%
Specialty Finance	3.2%
Money Market Funds	3.2%
Home Construction	3.2%
Industrial	3.5%
Banking	3.7%
Mortgage	3.8%
Shopping Centers	4.2%
Data Centers	4.3%
Retail	4.4%
Storage	4.7%
Office	5.2%
Diversified	6.6%
Residential	8.8%
Specialized	11.9%
Hotels	23.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
KKR Real Estate Finance Trust, Inc., 6.50% - Series A	3.8%
CTO Realty Growth, Inc., 6.38% - Series A	3.8%
RLJ Lodging Trust, 7.80% - Series A	3.6%
LXP Industrial Trust, 6.50% - Series C	3.5%
National Storage Affiliates Trust, 6.00% - Series A	3.3%
EPR Properties, 9.00% - Series E	3.3%
Hovnanian Enterprises, Inc., 7.63% - Series A	3.3%
Pebblebrook Hotel Trust, 5.70% - Series H	3.2%
Blackstone Mortgage Trust, Inc. - Class A	3.2%
Saul Centers, Inc., 6.13% - Series D	3.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.
C000237968
Shareholder Report [Line Items]
Fund Name	Westwood Real Estate Income Fund
Class Name	A Class Shares
Trading Symbol	KIFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Real Estate Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/real-estate-income-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/real-estate-income-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$54	1.12%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the six-month period, the REIT and REIT preferred markets faced headwinds from interest rate volatility and renewed inflation concerns. While fundamentals in sectors like industrial and data center REITs remained solid, swings in Treasury yields weighed on valuations — particularly for rate-sensitive areas like office and retail. The broader REIT market delivered muted performance as investors recalibrated expectations for income-generating assets amid macro uncertainty and evolving fiscal policy following the U.S. election.

The Fund underperformed the benchmark for the period. As the Fund is focused on identifying opportunities within REIT Preferreds and REIT common equity, underperformance relative to the benchmark was mainly attributed to not holding financial preferred securities, which outperformed their REIT counterparts for the period.

Line Graph [Table Text Block]
	Westwood Real Estate Income Fund - A Class Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA Fixed Rate Preferred Securities Index
Apr-2015	$9,425	$10,000	$10,000
Apr-2016	$9,373	$10,272	$10,670
Apr-2017	$10,525	$10,357	$11,363
Apr-2018	$9,883	$10,324	$11,587
Apr-2019	$10,810	$10,870	$12,383
Apr-2020	$8,824	$12,049	$12,853
Apr-2021	$11,857	$12,017	$14,221
Apr-2022	$12,016	$10,994	$12,786
Apr-2023	$11,237	$10,947	$13,013
Apr-2024	$12,008	$10,786	$13,902
Apr-2025	$12,711	$11,651	$14,441

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Real Estate Income Fund - A Class Shares
Without Load	5.86%	7.57%	3.04%
With Load*	2.69%	6.31%	2.43%
Bloomberg U.S. Aggregate Bond Index	8.02%	-0.67%	1.54%
ICE BofA Fixed Rate Preferred Securities Index	3.87%	2.36%	3.74%

AssetsNet	$ 252,713,561
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 908,721
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$252,713,561 Number of Portfolio Holdings50 Advisory Fee $908,721 Portfolio Turnover30%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	26.5%
Money Market Funds	3.2%
Preferred Stocks	70.3%

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Other Industries	5.7%
Specialty Finance	3.2%
Money Market Funds	3.2%
Home Construction	3.2%
Industrial	3.5%
Banking	3.7%
Mortgage	3.8%
Shopping Centers	4.2%
Data Centers	4.3%
Retail	4.4%
Storage	4.7%
Office	5.2%
Diversified	6.6%
Residential	8.8%
Specialized	11.9%
Hotels	23.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
KKR Real Estate Finance Trust, Inc., 6.50% - Series A	3.8%
CTO Realty Growth, Inc., 6.38% - Series A	3.8%
RLJ Lodging Trust, 7.80% - Series A	3.6%
LXP Industrial Trust, 6.50% - Series C	3.5%
National Storage Affiliates Trust, 6.00% - Series A	3.3%
EPR Properties, 9.00% - Series E	3.3%
Hovnanian Enterprises, Inc., 7.63% - Series A	3.3%
Pebblebrook Hotel Trust, 5.70% - Series H	3.2%
Blackstone Mortgage Trust, Inc. - Class A	3.2%
Saul Centers, Inc., 6.13% - Series D	3.2%

Material Fund Change [Text Block]

Material Fund Changes

On February 7, 2025, the Fund converted its outstanding C Class Shares into A Class Shares and any shareholder owning C Class Shares of the Fund received A Class Shares of the Fund having an aggregate value equal to the aggregate value of the C Class Shares held immediately prior to the conversion.  Following this conversion, the Fund ceased offering C Class Shares.

Updated Prospectus Phone Number	(877) 386-3944
Updated Prospectus Web Address	https://westwoodgroup.com/product/real-estate-income-fund/
C000237951
Shareholder Report [Line Items]
Fund Name	Westwood Broadmark Tactical Growth Fund
Class Name	Institutional Shares
Trading Symbol	FTGWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Broadmark Tactical Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-growth-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/tactical-growth-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$62	1.24%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the trailing period, the Westwood Broadmark Tactical Growth Fund underperformed its primary benchmark, the S&P 500 Index, and underperformed its representative benchmark, the HFRX Equity Hedge Index.

The stock market rose early in the period, reflecting relief and optimism in the incoming administration. Those hopes were quickly beset by economic concerns and then exacerbated by policy scrapes, namely the tariff proposals that shook the markets in February and April. Stocks rebounded as some of the tariff plans were delayed.

Key to our discipline, the Fund was able to sidestep some of the decline seen in the S&P 500 for the period, posting a positive absolute return while the index posted a negative absolute return.

With regard to our four-pillar investment process, for much of the period, the pillars pointed to limit the Fund’s exposure to equities. Market exposure decreased steadily throughout the period, declining by over 20% and contributing to the Fund’s ability to avoid much of the recent equity market downturn.

Toward the end of the period, equity valuations remained elevated compared to historical norms, and the yield curve steepened after several years of inversion. In addition, there was deterioration in breadth and volume momentum, as well as widening credit spreads, all negative signals of potential economic slowdown on the horizon.

Line Graph [Table Text Block]
	Westwood Broadmark Tactical Growth Fund - Institutional Shares	HFRX Equity Hedge Index	S&P 500® Index
Apr-2015	$100,000	$100,000	$100,000
Apr-2016	$97,898	$91,690	$101,206
Apr-2017	$106,223	$97,777	$119,341
Apr-2018	$112,172	$104,602	$135,173
Apr-2019	$115,450	$100,454	$153,414
Apr-2020	$120,009	$94,423	$154,738
Apr-2021	$137,590	$115,296	$225,889
Apr-2022	$132,766	$119,807	$226,370
Apr-2023	$128,830	$120,072	$232,402
Apr-2024	$132,283	$129,824	$285,068
Apr-2025	$140,025	$136,765	$319,550

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Growth Fund - Institutional Shares	5.85%	3.13%	3.42%
HFRX Equity Hedge Index	5.35%	7.69%	3.18%
S&P 500® Index	12.10%	15.61%	12.32%

AssetsNet	$ 162,307,471
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 894,586
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$162,307,471 Number of Portfolio Holdings4 Advisory Fee $894,586 Portfolio Turnover33%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	11.2%
Money Market Funds	88.8%

Material Fund Change [Text Block]

Material Fund Changes

Effective June 13, 2025, Mr. J. Dyer Kennedy, Vice President and Portfolio Manager of Broadmark Asset Management, LLC, investment sub-adviser to the Fund, no longer serves as a Portfolio Manager of the Fund. Mr. Ricardo Cortez, Mr. Richard Damico and Mr. Adrian Helfert remain as Co-Portfolio Managers of the Fund and no changes to the Fund’s investment objectives or principal investment strategies are contemplated at this time.

C000237952
Shareholder Report [Line Items]
Fund Name	Westwood Broadmark Tactical Growth Fund
Class Name	A Class Shares
Trading Symbol	FTAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Broadmark Tactical Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-growth-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/tactical-growth-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$76	1.53%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the trailing period, the Westwood Broadmark Tactical Growth Fund underperformed its primary benchmark, the S&P 500 Index, and underperformed its representative benchmark, the HFRX Equity Hedge Index.

The stock market rose early in the period, reflecting relief and optimism in the incoming administration. Those hopes were quickly beset by economic concerns and then exacerbated by policy scrapes, namely the tariff proposals that shook the markets in February and April. Stocks rebounded as some of the tariff plans were delayed.

Key to our discipline, the Fund was able to sidestep some of the decline seen in the S&P 500 for the period, posting a positive absolute return while the index posted a negative absolute return.

With regard to our four-pillar investment process, for much of the period, the pillars pointed to limit the Fund’s exposure to equities. Market exposure decreased steadily throughout the period, declining by over 20% and contributing to the Fund’s ability to avoid much of the recent equity market downturn.

Toward the end of the period, equity valuations remained elevated compared to historical norms, and the yield curve steepened after several years of inversion. In addition, there was deterioration in breadth and volume momentum, as well as widening credit spreads, all negative signals of potential economic slowdown on the horizon.

Line Graph [Table Text Block]
	Westwood Broadmark Tactical Growth Fund - A Class Shares	HFRX Equity Hedge Index	S&P 500® Index
Apr-2015	$9,425	$10,000	$10,000
Apr-2016	$9,183	$9,169	$10,121
Apr-2017	$9,913	$9,778	$11,934
Apr-2018	$10,418	$10,460	$13,517
Apr-2019	$10,678	$10,045	$15,341
Apr-2020	$11,055	$9,442	$15,474
Apr-2021	$12,623	$11,530	$22,589
Apr-2022	$12,130	$11,981	$22,637
Apr-2023	$11,728	$12,007	$23,240
Apr-2024	$12,013	$12,982	$28,507
Apr-2025	$12,682	$13,677	$31,955

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Growth Fund - A Class Shares
Without Load	5.56%	2.78%	3.01%
With Load*	1.35%	1.57%	2.40%
HFRX Equity Hedge Index	5.35%	7.69%	3.18%
S&P 500® Index	12.10%	15.61%	12.32%

AssetsNet	$ 162,307,471
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 894,586
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$162,307,471 Number of Portfolio Holdings4 Advisory Fee $894,586 Portfolio Turnover33%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	11.2%
Money Market Funds	88.8%

Material Fund Change [Text Block]

Material Fund Changes

Effective June 13, 2025, Mr. J. Dyer Kennedy, Vice President and Portfolio Manager of Broadmark Asset Management, LLC, investment sub-adviser to the Fund, no longer serves as a Portfolio Manager of the Fund. Mr. Ricardo Cortez, Mr. Richard Damico and Mr. Adrian Helfert remain as Co-Portfolio Managers of the Fund and no changes to the Fund’s investment objectives or principal investment strategies are contemplated at this time.

Updated Prospectus Phone Number	(877) 386-3944
Updated Prospectus Web Address	https://westwoodgroup.com/product/tactical-growth-fund/
C000237949
Shareholder Report [Line Items]
Fund Name	Westwood Broadmark Tactical Growth Fund
Class Name	C Class Shares
Trading Symbol	FTGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Broadmark Tactical Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-growth-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/tactical-growth-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class Shares	$109	2.19%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.19%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the trailing period, the Westwood Broadmark Tactical Growth Fund underperformed its primary benchmark, the S&P 500 Index, and underperformed its representative benchmark, the HFRX Equity Hedge Index.

The stock market rose early in the period, reflecting relief and optimism in the incoming administration. Those hopes were quickly beset by economic concerns and then exacerbated by policy scrapes, namely the tariff proposals that shook the markets in February and April. Stocks rebounded as some of the tariff plans were delayed.

Key to our discipline, the Fund was able to sidestep some of the decline seen in the S&P 500 for the period, posting a positive absolute return while the index posted a negative absolute return.

With regard to our four-pillar investment process, for much of the period, the pillars pointed to limit the Fund’s exposure to equities. Market exposure decreased steadily throughout the period, declining by over 20% and contributing to the Fund’s ability to avoid much of the recent equity market downturn.

Toward the end of the period, equity valuations remained elevated compared to historical norms, and the yield curve steepened after several years of inversion. In addition, there was deterioration in breadth and volume momentum, as well as widening credit spreads, all negative signals of potential economic slowdown on the horizon.

Line Graph [Table Text Block]
	Westwood Broadmark Tactical Growth Fund - C Class Shares	HFRX Equity Hedge Index	S&P 500® Index
Apr-2015	$10,000	$10,000	$10,000
Apr-2016	$9,699	$9,169	$10,121
Apr-2017	$10,421	$9,778	$11,934
Apr-2018	$10,905	$10,460	$13,517
Apr-2019	$11,097	$10,045	$15,341
Apr-2020	$11,428	$9,442	$15,474
Apr-2021	$12,975	$11,530	$22,589
Apr-2022	$12,402	$11,981	$22,637
Apr-2023	$11,921	$12,007	$23,240
Apr-2024	$12,125	$12,982	$28,507
Apr-2025	$12,713	$13,677	$31,955

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Growth Fund - C Class Shares
Without CDSC	4.85%	2.15%	2.43%
With CDSC	3.85%	2.15%	2.43%
HFRX Equity Hedge Index	5.35%	7.69%	3.18%
S&P 500® Index	12.10%	15.61%	12.32%

AssetsNet	$ 162,307,471
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 894,586
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$162,307,471 Number of Portfolio Holdings4 Advisory Fee $894,586 Portfolio Turnover33%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	11.2%
Money Market Funds	88.8%

Material Fund Change [Text Block]

Material Fund Changes

Effective June 13, 2025, Mr. J. Dyer Kennedy, Vice President and Portfolio Manager of Broadmark Asset Management, LLC, investment sub-adviser to the Fund, no longer serves as a Portfolio Manager of the Fund. Mr. Ricardo Cortez, Mr. Richard Damico and Mr. Adrian Helfert remain as Co-Portfolio Managers of the Fund and no changes to the Fund’s investment objectives or principal investment strategies are contemplated at this time.

C000237956
Shareholder Report [Line Items]
Fund Name	Westwood Broadmark Tactical Plus Fund
Class Name	Institutional Shares
Trading Symbol	SBTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Broadmark Tactical Plus Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-plus-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/tactical-plus-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$66	1.35%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the trailing period, the Westwood Broadmark Tactical Plus Fund underperformed relative to its primary and representative benchmarks, the S&P 500 Index and HFRX Equity Hedge Index.

The stock market rose early in the period, reflecting relief and optimism in the incoming administration. Those hopes were quickly beset by economic concerns and then exacerbated by policy scrapes, namely the tariff proposals that shook the markets in February and April. Stocks rebounded as some of the tariff plans were delayed.

The Investment team reduced its model market exposure consistently throughout the period, from over 58% at the end of November to as low as approximately 4% in January. Equity market exposure later increased but still remained low for the remainder of the period. The team took opportunistic short positions where possible, with one such case in April in response to deteriorating breadth and volume momentum.

Toward the end of the period, equity valuations remained elevated compared to historical norms, and the yield curve steepened after several years of having been inverted. In addition, there has been deterioration in breadth and volume momentum, as well as widening credit spreads, all negative signals of potential economic slowdown on the horizon.

Line Graph [Table Text Block]
	Westwood Broadmark Tactical Plus Fund - Institutional Shares	HFRX Equity Hedge Index	S&P 500® Index
Apr-2015	$100,000	$100,000	$100,000
Apr-2016	$98,806	$91,690	$101,206
Apr-2017	$107,444	$97,777	$119,341
Apr-2018	$115,395	$104,602	$135,173
Apr-2019	$125,080	$100,454	$153,414
Apr-2020	$126,039	$94,423	$154,738
Apr-2021	$142,417	$115,296	$225,889
Apr-2022	$142,654	$119,807	$226,370
Apr-2023	$142,432	$120,072	$232,402
Apr-2024	$148,949	$129,824	$285,068
Apr-2025	$144,809	$136,765	$319,550

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Plus Fund - Institutional Shares	-2.78%	2.82%	3.77%
HFRX Equity Hedge Index	5.35%	7.69%	3.18%
S&P 500® Index	12.10%	15.61%	12.32%

AssetsNet	$ 69,202,952
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 307,662
InvestmentCompanyPortfolioTurnover	260.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$69,202,952 Number of Portfolio Holdings2 Advisory Fee (net of waivers)$307,662 Portfolio Turnover260%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	100.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective June 13, 2025, Mr. J. Dyer Kennedy, Vice President and Portfolio Manager of Broadmark Asset Management, LLC, investment sub-adviser to the Fund, no longer serves as a Portfolio Manager of the Fund. Mr. Ricardo Cortez, Mr. Richard Damico and Mr. Adrian Helfert remain as Co-Portfolio Managers of the Fund and no changes to the Fund’s investment objectives or principal investment strategies are contemplated at this time.

C000237953
Shareholder Report [Line Items]
Fund Name	Westwood Broadmark Tactical Plus Fund
Class Name	A Class Shares
Trading Symbol	SBTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Broadmark Tactical Plus Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-plus-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/tactical-plus-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$78	1.60%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the trailing period, the Westwood Broadmark Tactical Plus Fund underperformed relative to its primary and representative benchmarks, the S&P 500 Index and HFRX Equity Hedge Index.

The stock market rose early in the period, reflecting relief and optimism in the incoming administration. Those hopes were quickly beset by economic concerns and then exacerbated by policy scrapes, namely the tariff proposals that shook the markets in February and April. Stocks rebounded as some of the tariff plans were delayed.

The Investment team reduced its model market exposure consistently throughout the period, from over 58% at the end of November to as low as approximately 4% in January. Equity market exposure later increased but still remained low for the remainder of the period. The team took opportunistic short positions where possible, with one such case in April in response to deteriorating breadth and volume momentum.

Toward the end of the period, equity valuations remained elevated compared to historical norms, and the yield curve steepened after several years of having been inverted. In addition, there has been deterioration in breadth and volume momentum, as well as widening credit spreads, all negative signals of potential economic slowdown on the horizon.

Line Graph [Table Text Block]
	Westwood Broadmark Tactical Plus Fund - A Class Shares	HFRX Equity Hedge Index	S&P 500® Index
Apr-2015	$9,450	$10,000	$10,000
Apr-2016	$9,312	$9,169	$10,121
Apr-2017	$10,111	$9,778	$11,934
Apr-2018	$10,835	$10,460	$13,517
Apr-2019	$11,709	$10,045	$15,341
Apr-2020	$11,782	$9,442	$15,474
Apr-2021	$13,274	$11,530	$22,589
Apr-2022	$13,263	$11,981	$22,637
Apr-2023	$13,215	$12,007	$23,240
Apr-2024	$13,789	$12,982	$28,507
Apr-2025	$13,359	$13,677	$31,955

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Plus Fund - A Class Shares
Without Load	-3.12%	2.54%	3.52%
With Load*	-6.02%	1.39%	2.94%
HFRX Equity Hedge Index	5.35%	7.69%	3.18%
S&P 500® Index	12.10%	15.61%	12.32%

AssetsNet	$ 69,202,952
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 307,662
InvestmentCompanyPortfolioTurnover	260.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$69,202,952 Number of Portfolio Holdings2 Advisory Fee (net of waivers)$307,662 Portfolio Turnover260%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	100.0%

Material Fund Change [Text Block]

Material Fund Changes

On February 7, 2025, the Fund converted its outstanding C Class Shares into A Class Shares and any shareholder owning C Class Shares of the Fund received A Class Shares of the Fund having an aggregate value equal to the aggregate value of the C Class Shares held immediately prior to the conversion.  Following this conversion, the Fund ceased offering C Class Shares.

Effective June 13, 2025, Mr. J. Dyer Kennedy, Vice President and Portfolio Manager of Broadmark Asset Management, LLC, investment sub-adviser to the Fund, no longer serves as a Portfolio Manager of the Fund. Mr. Ricardo Cortez, Mr. Richard Damico and Mr. Adrian Helfert remain as Co-Portfolio Managers of the Fund and no changes to the Fund’s investment objectives or principal investment strategies are contemplated at this time.

Updated Prospectus Phone Number	(877) 386-3944
Updated Prospectus Web Address	https://westwoodgroup.com/product/tactical-plus-fund/
C000237955
Shareholder Report [Line Items]
Fund Name	Westwood Broadmark Tactical Plus Fund
Class Name	F Class Shares
Trading Symbol	BTPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Broadmark Tactical Plus Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/tactical-plus-fund/. You can also request this information by contacting us at (877) 386-3944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 386-3944
Additional Information Website	https://westwoodgroup.com/product/tactical-plus-fund/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
F Class Shares	$51	1.04%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the trailing period, the Westwood Broadmark Tactical Plus Fund underperformed relative to its primary and representative benchmarks, the S&P 500 Index and HFRX Equity Hedge Index.

The stock market rose early in the period, reflecting relief and optimism in the incoming administration. Those hopes were quickly beset by economic concerns and then exacerbated by policy scrapes, namely the tariff proposals that shook the markets in February and April. Stocks rebounded as some of the tariff plans were delayed.

The Investment team reduced its model market exposure consistently throughout the period, from over 58% at the end of November to as low as approximately 4% in January. Equity market exposure later increased but still remained low for the remainder of the period. The team took opportunistic short positions where possible, with one such case in April in response to deteriorating breadth and volume momentum.

Toward the end of the period, equity valuations remained elevated compared to historical norms, and the yield curve steepened after several years of having been inverted. In addition, there has been deterioration in breadth and volume momentum, as well as widening credit spreads, all negative signals of potential economic slowdown on the horizon.

Line Graph [Table Text Block]
	Westwood Broadmark Tactical Plus Fund - F Class Shares	HFRX Equity Hedge Index	S&P 500® Index
Apr-2015	$10,000	$10,000	$10,000
Apr-2016	$9,907	$9,169	$10,121
Apr-2017	$10,806	$9,778	$11,934
Apr-2018	$11,647	$10,460	$13,517
Apr-2019	$12,657	$10,045	$15,341
Apr-2020	$12,791	$9,442	$15,474
Apr-2021	$14,506	$11,530	$22,589
Apr-2022	$14,577	$11,981	$22,637
Apr-2023	$14,594	$12,007	$23,240
Apr-2024	$15,320	$12,982	$28,507
Apr-2025	$14,925	$13,677	$31,955

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Westwood Broadmark Tactical Plus Fund - F Class Shares	-2.58%	3.13%	4.09%
HFRX Equity Hedge Index	5.35%	7.69%	3.18%
S&P 500® Index	12.10%	15.61%	12.32%

AssetsNet	$ 69,202,952
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 307,662
InvestmentCompanyPortfolioTurnover	260.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$69,202,952 Number of Portfolio Holdings2 Advisory Fee (net of waivers)$307,662 Portfolio Turnover260%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	100.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective June 13, 2025, Mr. J. Dyer Kennedy, Vice President and Portfolio Manager of Broadmark Asset Management, LLC, investment sub-adviser to the Fund, no longer serves as a Portfolio Manager of the Fund. Mr. Ricardo Cortez, Mr. Richard Damico and Mr. Adrian Helfert remain as Co-Portfolio Managers of the Fund and no changes to the Fund’s investment objectives or principal investment strategies are contemplated at this time.

C000248453
Shareholder Report [Line Items]
Fund Name	Westwood Salient Enhanced Midstream Income ETF
Class Name	Fund
Trading Symbol	MDST
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Salient Enhanced Midstream Income ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/westwood-salient-enhanced-midstream-income/. You can also request this information by contacting us at (800) 994-0755.
Additional Information Phone Number	(800) 994-0755
Additional Information Website	https://westwoodgroup.com/product/westwood-salient-enhanced-midstream-income/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Westwood Salient Enhanced Midstream Income ETF	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the six-month period, the energy infrastructure and midstream energy markets navigated a dynamic backdrop shaped by strong industry tailwinds and policy-driven uncertainty. Robust U.S. oil and gas production, along with sustained global demand, helped underpin throughput volumes and cash flows across midstream assets. Despite broader market volatility, the midstream sector outperformed the broader U.S. equity market and stood out as a relative bright spot, supported by resilient fundamentals, stable income, and business models that are less sensitive to commodity prices and economic cycles.

The Fund underperformed its representative benchmark for the period, primarily due to unfavorable stock selection within the Gathering & Processing and Crude & Refined Products sub-sectors. Additionally, the Fund’s underweight to the Crude & Refined Products sub-sector detracted from performance, as the group was one of the index’s top performers, returning 15% over the period. The Fund’s covered call strategy also modestly detracted from returns, as is typically expected in strong midstream markets where upside participation is limited due to the income-focused nature of the call option overlay.

Line Graph [Table Text Block]
	Westwood Salient Enhanced Midstream Income ETF - NAV	S&P 500® Index	Alerian Midstream Energy Select Index
04/08/24	$10,000	$10,000	$10,000
04/30/24	$9,837	$9,685	$9,904
04/30/25	$11,551	$10,857	$12,813

Average Annual Return [Table Text Block]
	1 Year	Since Inception (April 8, 2024)
Westwood Salient Enhanced Midstream Income ETF - NAV	17.43%	14.57%
S&P 500® Index	12.10%	8.06%
Alerian Midstream Energy Select Index	29.37%	26.34%

Performance Inception Date	Apr. 08, 2024
AssetsNet	$ 82,121,238
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 299,264
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$82,121,238 Number of Portfolio Holdings89 Advisory Fee $299,264 Portfolio Turnover14%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Water	0.7%
Liquefied Natural Gas	5.9%
Natural Gas Pipelines	21.2%
Crude & Refined Products	22.7%
Gathering & Processing	24.6%
Natural Gas Liquids Infrastructure	25.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Enbridge, Inc.	8.9%
Energy Transfer, L.P.	8.6%
Williams Companies, Inc. (The)	8.3%
Kinder Morgan, Inc.	7.6%
Enterprise Products Partners, L.P.	6.5%
ONEOK, Inc.	6.2%
Cheniere Energy, Inc.	5.4%
TC Energy Corporation	5.3%
DT Midstream, Inc.	4.9%
Targa Resources Corporation	4.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.
C000248452
Shareholder Report [Line Items]
Fund Name	Westwood Salient Enhanced Energy Income ETF
Class Name	Fund
Trading Symbol	WEEI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood Salient Enhanced Energy Income ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/salient-enhanced-energy-income/. You can also request this information by contacting us at (800) 994-0755.
Additional Information Phone Number	(800) 994-0755
Additional Information Website	https://westwoodgroup.com/product/salient-enhanced-energy-income/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Westwood Salient Enhanced Energy Income ETF	$41	0.85%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the six-month period, broad energy stocks struggled to gain traction, with the S&P Energy Select Sector Index declining roughly 7.6% over the period. The sector was caught between a lack of clear price momentum in crude oil hovering near $70 per barrel and a shifting macro environment marked by trade tensions, inflation uncertainty and changing fiscal policy.

The Fund outperformed its representative benchmark for the period, with the covered call overlay contributing positively by providing some downside protection in a volatile market. Strong stock selection within the Refining segment further supported relative performance. In more challenged or volatile market environments, the strategy tends to provide relative downside protection, as the premiums collected from selling call options help cushion drawdowns. This income component can help offset some of the equity market weakness, providing a more defensive profile when total return opportunities are limited.

Line Graph [Table Text Block]
	Westwood Salient Enhanced Energy Income ETF - NAV	S&P 500® Index	S&P Energy Select Sector Index
04/30/24	$10,000	$10,000	$10,000
04/30/25	$9,091	$11,210	$8,897

Average Annual Return [Table Text Block]
	1 Year	Since Inception (April 30, 2024)
Westwood Salient Enhanced Energy Income ETF - NAV	-9.09%	-9.09%
S&P 500® Index	12.10%	12.10%
S&P Energy Select Sector Index	-11.03%	-11.03%

Performance Inception Date	Apr. 30, 2024
AssetsNet	$ 15,271,738
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 62,688
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$15,271,738 Number of Portfolio Holdings68 Advisory Fee $62,688 Portfolio Turnover7%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.6%
Gathering & Processing	3.0%
Natural Gas Liquids Infrastructure	4.1%
Oilfield Services & Equipment	8.2%
Natural Gas Pipelines	10.2%
Refining	10.4%
Exploration & Production	64.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Exxon Mobil Corporation	22.0%
Chevron Corporation	14.2%
ConocoPhillips	6.5%
Williams Companies, Inc. (The)	5.9%
EOG Resources, Inc.	4.4%
Kinder Morgan, Inc.	4.3%
ONEOK, Inc.	4.1%
Schlumberger Ltd.	3.8%
Phillips 66	3.6%
Marathon Petroleum Corporation	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.
C000248486
Shareholder Report [Line Items]
Fund Name	Westwood LBRTY Global Equity ETF
Class Name	Fund
Trading Symbol	BFRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Westwood LBRTY Global Equity ETF (the "Fund") for the period of March 26, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://westwoodgroup.com/product/westwood-lbrty-global-equity-index/. You can also request this information by contacting us at (800) 994-0755.
Additional Information Phone Number	(800) 994-0755
Additional Information Website	https://westwoodgroup.com/product/westwood-lbrty-global-equity-index/
Expenses [Text Block]

What were the Fund’s annualized costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Westwood LBRTY Global Equity ETF	$5	0.50%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Please Note: The Westwood LBRTY Global Equity ETF reporting period referenced below has a start date of March 26, 2025, which is the inception date of the Fund.

During the trailing period, the Westwood LBRTY Global Equity ETF outperformed relative to the MSCI ACWI Index and the underlying TOBAM LBRTY All World Equity Index. Domestic and global equities suffered from volatility during the period due to tariff concerns and uncertainty surrounding U.S. interest rate cuts.

The Fund has a large exposure to U.S. equities, and as such, missed out on some of the outperformance of global equities relative to their U.S. counterparts for the period.

The Fund’s relative low exposure to the Energy sector helped it navigate declines due to falling commodity prices during the period. A large exposure to the volatile Information Technology sector weighed on the strategy due to valuation compression, and geopolitical tensions, impacting some of the top holdings.

Line Graph [Table Text Block]
	Westwood LBRTY Global Equity ETF - NAV	MSCI ACWI Net	TOBAM LBRTY® All World Equity Index
03/26/25	$10,000	$10,000	$10,000
04/30/25	$9,911	$9,877	$9,909

Average Annual Return [Table Text Block]
Since Inception (March 26, 2025)
Westwood LBRTY Global Equity ETF - NAV	-0.89%
MSCI ACWI Net	-1.23%
TOBAM LBRTY® All World Equity Index	-0.91%

Performance Inception Date	Mar. 26, 2025
AssetsNet	$ 3,064,671
Holdings Count | Holding	199
Advisory Fees Paid, Amount	$ 929
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$3,064,671 Number of Portfolio Holdings199 Advisory Fee $929 Portfolio Turnover0%
Holdings [Text Block]

Country Weighting (% of net assets)

Value	Value
United States	75.1%
Canada	6.9%
France	4.2%
United Kingdom	4.0%
Japan	2.0%
Germany	1.4%
Switzerland	1.2%
Netherlands	1.0%
Spain	0.8%
Jersey	0.5%
Other Countries	2.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	4.6%
NVIDIA Corporation	4.4%
Apple, Inc.	4.0%
Amazon.com, Inc.	3.7%
Air Liquide S.A.	2.1%
Meta Platforms, Inc. - Class A	2.1%
Eli Lilly & Company	1.9%
Bank of America Corporation	1.8%
Alphabet, Inc. - Class A	1.8%
Procter & Gamble Company (The)	1.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.